   As filed with the Securities and Exchange Commission on February 15, 2002.

                                                              File No. 333-03013
                                                                        811-7607
                                    --------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |_|
                       Pre-Effective Amendment No. __ |_|
                       Post-Effective Amendment No. 15 |X|

                                       And

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

                                Amendment No. 16

                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
               --------------------------------------------------
           (Exact name of Registrant as Specified in Trust Instrument)

                             1221 Avenue of the Americas
                             New York, New York 10020

                -------------------------------------------------
                             (Address of Principal Executive Office) (Zip Code)

                             (800) 548-7786
                  -------------------------------------------------
                             (Area Code and Telephone Number)

                             Ronald E. Robison
                             Morgan Stanley Investment Management Inc.
                             1221 Avenue of the Americas
                             New York, NY 10020
                  -----------------------------------------------------
                             (Name and Address of Agent for Service)

                                     Copy to

                             Stuart M. Strauss, Esq.
                             Mayer, Brown, Rowe & Maw
                             1675 Broadway New York, NY 10019

It is proposed that this filing will become effective (check appropriate box)

|_| immediately upon filing pursuant to paragraph (b) of Rule 485. |_| on [date] pursuant to paragraph (b) of Rule 485.
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485. |X| 75 days after filing pursuant to paragraph (a)(2) of Rule 485. |_| on [date] pursuant to paragraph (a) of Rule 485.

                                   Prospectus

The Universal Institutional Funds, Inc.

May __, 2002

Capital Preservation Portfolio

Stability of principal while earning current income that exceeds money market rates.

Investment Adviser

Morgan Stanley Investment Management Inc. doing business as Miller Anderson and/or Van Kampen.

Distributor

Morgan Stanley & Co. Incorporated

The Universal Institutional Funds, Inc. (the "Fund") is an open-end, diversified mutual fund available through variable annuity contracts and variable life insurance policies and for certain tax-qualified investors. The Capital Preservation Portfolio (the "Portfolio") is one portfolio of the Fund managed by Morgan Stanley Investment Management Inc. doing business as Miller Anderson and/or Van Kampen (the "Adviser"), an affiliate of Morgan Stanley & Co. Incorporated. The Portfolio is not a money market fund and there is no guarantee that it will be able to maintain a stable share price.

The Adviser has retained Dwight Asset Management Company ("Dwight") as the sub-adviser for the Portfolio to assist in managing the Wrap Agreements held in the Portfolio.

The Securities and Exchange Commission (the "Commission") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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                                TABLE OF CONTENTS

                                                                            Page

INVESTMENT SUMMARY............................................................1

ADDITIONAL RISK FACTORS AND INFORMATION.......................................3

FUND MANAGEMENT...............................................................7

SHAREHOLDER INFORMATION.......................................................7


                                      -i-

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                               Investment Summary


Objective: The Portfolio seeks to provide stability of principal while earning current income that exceeds money market rates.

Approach: The Portfolio invests primarily in U.S. Government securities, securities issued, sponsored or guaranteed by a federal agency or federally sponsored agency, investment grade corporate bonds, mortgage and asset-backed securities, regardless of maturity, and to a limited extent, non-dollar denominated securities. The Portfolio may also invest in short-term money market instruments and other debt securities. Stability of principal is sought through the purchase of stabilizing contracts from high quality, financial institutions ("Wrapper Agreements"). Wrapper Agreements obligate wrap providers or the Portfolio to make certain payments to each other to offset changes in the market value of some or all of the Portfolio's assets. These payments are designed to enable the Portfolio to pay redeeming shareholders an amount equal to the purchase price of the Portfolio's assets plus accrued income. For example, if a shareholder redemption requires the Portfolio to sell a security for less than its purchase price plus accrued income, the Wrapper Agreement would require the wrapper provider to pay the Portfolio the difference, although the timing of the payment would depend upon the terms of the Wrapper Agreement.

Futures, forward contracts, swaps and other derivatives are used in managing the portfolio.

The Adviser will manage the Portfolio with a view towards outperforming (before expenses of Wrapper Agreements) the Merrill Lynch 1-3 year Treasury Benchmark over a full market cycle.

Process: The Portfolio is designed to produce higher returns than a money market fund, while seeking to maintain a net asset value ("NAV") that is considerably more stable than a typical quality fixed-income fund, although there is no guarantee that the Portfolio will be able to do so.

The Portfolio will seek to maintain an overall weighted average portfolio credit quality within the two highest rating categories of a nationally recognized statistical rating agency such as Moody's Investors Service or Standard & Poor's. The minimum credit rating for each security will be investment grade at the time of purchase.
                                      -1-

The Portfolio seeks to maintain an average duration of three years or less. The Adviser uses a proprietary term structure model to determine the interest rate sensitivity of the Portfolio, and uses a proprietary risk management system to measure, monitor and control portfolio risk exposures. The Adviser focuses primarily on the credit and option adjusted spread to guide security selection and sector allocation decisions, and performs in-depth company analysis to analyze credit, call, and prepayment risk. The Adviser analyzes relative real interest rates and yield curves to determine country allocation, and imposes a 20% limitation on non-dollar denominated bonds. The Adviser may sell securities when it believes that expected risk-adjustment return is low compared to other investment opportunities.

Unlike other funds, the Portfolio seeks to stabilize its NAV at $10.00 by purchasing Wrapper Agreements from approved financial institutions, such as insurance companies and banks (wrap providers) that a rating agency has rated in one of its two highest rating categories at the time of purchase. The terms of the Wrapper Agreements vary concerning when payments must actually be made between the Portfolios and the wrap providers. In some cases, payments may be due upon the sale of covered assets. Other Wrapper Agreements only provide for settlement when the Wrapper Agreement terminates or the Portfolio sells all of the covered assets. The Portfolio seeks to purchase enough Wrapper Agreements to cover all of its debt securities, but not its cash, cash equivalents or other liquid short-term investments. However, the Wrapper Agreements are illiquid and may not together with other illiquid securities exceed in value 15% of the Portfolio's net assets.

Risks: While the Portfolio attempts to provide a stable NAV of $10.00 through the use of Wrapper Agreements, it is not a money market fund and you could lose money on your investment.

The Portfolio cannot guarantee that the combination of securities and Wrapper Agreements will provide a constant NAV or a current rate of return that is higher than current money market rates.

Under a typical Wrapper Agreement, if the Portfolio sells a security in order to fund a redemption request, at a price higher than its purchase price, plus accrued income, the Portfolio may be obligated to pay the wrapper provider the difference although the timing of the payment would depend on the terms of the Wrapper Agreement. As a result, the Portfolio may lose some potential for capital appreciation.

The Portfolio pays fees to each wrapper provider, increasing the Portfolio's expenses and reducing the Portfolio's overall returns.

The Portfolio may have to maintain a specified percentage of its total assets in short-term investments to cover redemptions and Portfolio expenses and to comply with the terms of the Wrapper Agreements. This may result in a lower return for the Portfolio than if it had invested in longer-term debt securities.

When the Portfolio's attempts to stabilize its NAV through the use of Wrapper Agreements fail, the value of its investments could fall because of changes in interest rates or the financial health or credit rating of the issuers of securities held in the Portfolio, as well as other factors. See "Additional Risk Factors and Information."

Wrap providers do not typically assume the default risk associated with the issuer of any covered assets. Therefore, if an issuer of a security defaults on payments of principal or interest the Portfolio may have to sell covered assets quickly and at prices that may not fully reflect their current carrying value. Assets in default usually are removed from the coverage of a Wrapper Agreement.

Your investment in the Portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency.

Performance information for the Portfolio will be presented once the Portfolio has completed investment operations for a full calendar year.

                     Additional Risk Factors and Information

This section discusses additional risk factors and information relating to the Portfolio. The Portfolio's investment practices and limitations are described in more detail in the Statement of Additional Information ("SAI") which is legally part of this Prospectus. For details on how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus.

Fixed Income Securities: Fixed income securities generally are subject to risks related to changes in interest rates and in the financial health or credit rating of the issuers. The value of a fixed income security typically moves in the opposite direction of prevailing interest rates: if rates rise, the value of a fixed income security falls; if rates fall, the value increases. The maturity and duration of a fixed income instrument also affects the extent to which the price of the security will change in response to these and other factors. Longer term securities tend to experience larger changes than shorter term securities because they are more sensitive to changes in interest rates or in the credit ratings of the issuers. The average duration of a fixed income portfolio measures its exposure to the risk of changing interest rates. A portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared to a portfolio with a higher duration.

Derivatives and Other Investments: Derivatives are financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivatives sometimes offer the most economical way of pursuing an investment strategy, limiting risks or enhancing returns, although there is no guarantee of success. Hedging strategies or instruments may not be available or practical in all circumstances. Derivative instruments may be publicly traded or privately negotiated. Derivatives used by the

Adviser include futures contracts, options contracts, forward contracts, swaps, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), and structured notes.

A forward contract is an obligation to purchase or sell a security or a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are used to protect against uncertainty in the level of future foreign currency exchange rates. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The Portfolio may use futures contracts to gain exposure to an entire market, control its exposure to changing foreign currency exchange rates or interest rates or to manage the overall maturity and duration of its securities holdings.

If the Portfolio buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of a security or futures contract at an agreed-upon price. If the Portfolio "writes" an option, it sells to another person the right to buy from or sell to the Portfolio a specific amount of a security or futures contract at an agreed-upon price.

The Portfolio may enter into swap transactions which are contracts in which the Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indices or commodity indices. Swaps may be used to manage the maturity and duration of a fixed income portfolio, or to gain exposure to a market without directly investing in securities traded in that market.

Structured investments are units representing an interest in assets held in a trust that is not an investment company as defined in the Investment Company Act of 1940, as amended ("1940 Act"). The trust may pay a return based on the income it receives from those assets, or it may pay a return based on a specified index.

CMOs and SMBS are derivatives based on mortgage securities. CMOs are issued in a number of series (known as "tranches"), each of which has a stated maturity. Cash flow from the underlying mortgages is allocated to the tranches in a predetermined, specified order. SMBS are milti-class mortgage securities issued by U.S. government agencies and instrumentalities and financial institutions. They usually have two classes, one receiving most of the principal payments from the mortgages, and one receiving most of the interest. In some cases, classes may receive interest only (called "IOs") or principal only (called "POs"). Inverse floating rate obligations ("inverse floaters") are fixed income securities which have coupon rates that vary inversely (often at a multiple) to another specified floating rate, such as LIBOR (London Inter-Bank Offered Rate). If the specified reference rate rises, the coupon rate of the inverse floater falls, while a decrease in the reference rate causes an increase in the inverse floater's coupon rate.

Risks of Derivatives: The primary risks of derivatives are: (i) changes in the market value of securities held or to be acquired by the Portfolio, and of derivatives relating to those securities, may not be proportionate, (ii) there may not be a liquid market for the Portfolio to sell a derivative, which could result in difficulty closing a position, (iii) magnification of losses incurred due to changes in the market value of the securities, instruments, indices, or interest rates to which they relate; and (iv) counterparty risk.

Hedging the Portfolio's currency risks involves the risk of mismatching the Portfolio's obligations under a forward or futures contract with the value of securities denominated in a particular currency.

Mortgages derivatives are subject to the risks of price movements in response to changing interest rates and the level of prepayments made by borrowers. Depending on the class of CMO or SMBS that the Portfolio holds, these price movements may be significantly greater than those experienced by mortgage securities generally, depending on whether the payments are predominantly based on the principal or interest paid on the underlying mortgages. IOs, POs and inverse floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturities. IOs, POs and inverse floaters may exhibit greater price volatility than the majority of mortgage pass-through securities or CMOs. In addition, the yield to maturity of IOs, POs and inverse floaters is extremely sensitive to prepayment levels. As a result, higher or lower rates of prepayment than that anticipated can have a material effect on a Portfolio's yield to maturity and could cause the Portfolio to suffer losses.

Additional Risks of Wrapper Agreements: Because there is no active trading market for Wrapper Agreements, they are illiquid investments, which means that the Portfolio cannot quickly sell or assign its position at an acceptable price. There is the risk that the provider of a Wrapper Agreement might default on its obligations to the Portfolio. Further, if the Portfolio defaults in its obligations under a Wrapper Agreement, for example, by violating any investment limitations imposed under the agreement, the wrap provider might terminate the Wrapper Agreement.

The universe of high quality financial institutions offering Wrapper Agreements is limited, and there is the risk that the Portfolio might not be able to purchase Wrapper Agreements within the credit guidelines of the Portfolio, with acceptable contract terms at a competitive cost. It is also possible that the Portfolio might not be able to buy Wrapper Agreements to cover all of its portfolio investments, or that the Adviser may determine not to obtain Wrapper Agreements for certain portions of the Portfolio's assets. If a Wrapper Agreement were terminated, the Portfolio might not be able to secure acceptable replacement agreements as to the assets covered by the terminated agreement.

Foreign Investing: Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily have an effect on the U.S. economy or similar issuers located in the United States. In addition, the Portfolio's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. The Adviser may invest in certain instruments, such as derivatives and may use certain techniques such as hedging, to manage these risks. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or under particular conditions or that it will succeed in doing so. The Adviser may use derivatives for other purposes such as gaining exposure to foreign markets. The Adviser has imposed a 20% limitation on non-dollar denominated bonds.

Money Markets: Money market instrument prices fluctuate over time. Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade. Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes. The Wrapper Agreements employed by the Capital Preservation Portfolio will not cover the Fund's money market instruments, and therefore will not protect the stability of the Portfolio's NAV from price fluctuations in money market instruments.

Mortgage Securities: Mortgage securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase and its market price will decrease. When interest rates fall, however, mortgage securities may not gain as much in market value because additional mortgage prepayments must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage securities and, therefore, to assess the volatility risk of that portfolio.

Investment Discretion: In pursuing the Portfolio's investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis, and which trading strategies it uses. For example, the Adviser may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Portfolio's performance.

Temporary Defensive Investments: When the Adviser believes that changes in economic, financial or political conditions warrant, the Portfolio may invest without limit in certain short- and medium-term fixed income securities for temporary defensive purposes. If the Adviser incorrectly predicts the effects of these changes, such defensive investments may adversely affect the Portfolio's performance and the Portfolio may not achieve its investment objective.

Portfolio Turnover: Consistent with its investment policies, the Portfolio will purchase and sell securities without regard to the effect on portfolio turnover. Higher portfolio turnover will cause the Portfolio to incur additional transaction costs, and the sale of portfolio securities may generate taxable capital gains.

                                 Fund Management

Investment Adviser: The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley Dean Witter & Co. ("Morgan Stanley") is the direct parent of the Adviser and Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co."), the Portfolio's Distributor. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses - securities, asset management and credit services. As of December 31, 2001, the Adviser, together with its affiliated asset management companies, had approximately $415.9 billion in assets under management with approximately $178.1 billion in institutional assets.

Sub-Adviser: Dwight Asset Management Company ("Dwight"), a Delaware corporation located at 100 Bank Street, Burlington, Vermont 05401, is the sub-adviser to the Portfolio. Dwight negotiates, recommends and monitors the Portfolio's Wrapper Agreements subject to the supervision of the Adviser. Dwight has provided investment management services to corporations, pension and profit-sharing plans, 401(k) and thrift plans since 1983.

Management Fees: Under the Investment Advisory Agreement, the Portfolio pays the Adviser an advisory fee at an annual rate, payable in quarterly installments, that declines on additional assets as the Portfolio grows: 0.45% of the first $500 million in daily net assets, 0.40% of the daily net assets from $500 million to $1 billion, and 0.35% of the daily net assets in excess of $1 billion.

As sub-adviser to the Portfolio, Dwight is entitled to receive a fee from the Adviser at an annual rate payable in quarterly installments as follows: .10% of the Portfolio's first $500 million in average daily net assets, .08% of the average daily net assets from $500 million to $1 billion, and .06% of the average daily net assets in excess of $1 billion.

Portfolio Management: The Portfolio is managed by the Adviser's Customized Fixed Income Team. Current members of the team include Bruce Rodio, Executive Director, Neil Stone, Executive Director, and Steve Kreider, Managing Director.

                             Shareholder Information

Purchasing and Selling Fund Shares: Shares are offered on each day that the New York Stock Exchange (the "NYSE") is open for business.

The Portfolio offers its shares only to insurance companies for separate accounts they establish to fund variable life insurance and variable annuity contracts, and to other entities under qualified pension and retirement plans. An insurance company purchases or redeems shares of the Portfolio based on, among other things, the amount of net contract premiums or purchase payments allocated to a separate account investment division, transfers to or from a separate account investment division, contract loans and repayments, contract withdrawals and surrenders, and benefit payments. The contract prospectus describes how contract owners may allocate, transfer and withdraw amounts to, and from, separate accounts.

Pricing of Portfolio Shares: The price per share will be the net asset value
(NAV) per share next determined after the Fund or the insurance company receives your purchase or redemption order. The NAV for one share is the value of that share's portion of all the net assets in the Portfolio. The Fund determines the NAV per share for the Portfolio as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day that the Portfolio is open for business.

About Net Asset Value: The NAV per share of the Portfolio is determined by dividing the total of the value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. In making this calculation, the Portfolio generally values securities at market price. If market prices are unavailable or may be unreliable because of events occurring after the close of trading, fair value prices may be determined in good faith using methods approved by the Board of Directors. The Portfolio may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolio does not calculate its NAV. As a result, the value of these investments may change on days when you cannot purchase or sell shares.

Dividends and Distributions: The Portfolio shall declare dividends daily, and distribute net investment income, if any, at least monthly. Net realized capital gains, if any, shall be distributed at least annually.

Taxes: The Portfolio expects that it will not have to pay federal income taxes if it distributes annually substantially all of its net investment income and net realized capital gains. The Portfolio does not expect to be subject to federal excise taxes with respect to undistributed income.

Special tax rules apply to life insurance companies, variable annuity contracts and variable life insurance contracts. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Portfolio and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the contract prospectus.

Because each investor's tax circumstances are unique and the tax laws may change, you should consult your tax advisor about the federal, state and local tax consequences applicable to your investment.

Where to Find Additional Information Statement of Additional Information: In addition to this Prospectus, the Fund has an SAI, dated May __, 2002, which contains additional, more detailed information about the Fund and the Portfolio. The SAI is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus.

Shareholder Reports: The Fund publishes annual and semi-annual reports containing financial statements. These reports contain additional information about the Portfolio's investments. In the Fund's shareholder reports, you will find a discussion of the market conditions and the investment strategies that significantly affected the Portfolio's performance during that period.

For additional Fund information, including information regarding investments comprising the Portfolio, please call 1-800-281-2715 or contact your insurance company.

You may obtain the SAI and shareholder reports, when available, without charge by contacting the Fund at the toll-free number above or your insurance company.

Information about the Fund, including the SAI, and the annual and semi-annual reports, may be obtained from the Securities and Exchange Commission in any of the following ways: (1) In person: you may review and copy documents in the Commission's Public Reference Room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090); (2) On-line: you may retrieve information from the EDGAR Database on the Commission's web site at "http://www.sec.gov"; or (3) By mail: you may request documents, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the Commission at the following address: publicinfo@sec.gov. To aid you in obtaining this information, the Fund's Investment Company Act registration number is 811-7607.

                     The Universal Institutional Funds, Inc.
                      P.O. Box 2798, Boston, MA 02208-2798

                       STATEMENT OF ADDITIONAL INFORMATION

The Universal Institutional Funds, Inc. (the "Fund") is a no-load, open-end management investment company with diversified and non-diversified series ("Portfolios"). The Fund currently consists of 23 Portfolios offering a broad range of investment choices. Shares of each Portfolio are offered with no sales charge or exchange or redemption fee.

Shares of each Portfolio may be purchased only by insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies and by certain tax-qualified investors. The variable annuity contract and variable life insurance policy holders incur fees and expenses separate from the fees and expenses charged by the Portfolios. This Statement of Additional Information ("SAI") addresses information of the Fund applicable to each of the 23 Portfolios.

The Fund was incorporated under the laws of the State of Maryland on March 26, 1996. The Fund filed a registration statement with the Securities and Exchange Commission (the "SEC") registering itself as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares under the Securities Act of 1933, as amended (the "1933 Act").

The Portfolios are managed by Morgan Stanley Investment Management Inc. (formerly Morgan Stanley Dean Witter Investment Management Inc.) (the "Adviser"). Certain of the Portfolios are managed by Morgan Stanley Investment Management Inc. doing business as Miller Anderson or Morgan Stanley Investment Management Inc. doing business as Van Kampen.

This SAI is not a prospectus but should be read in conjunction with the prospectus for the Fund's Portfolio(s) (the "Prospectus"). This SAI is incorporated by reference into the Prospectus in its entirety. To obtain the Prospectus, please contact the Fund or your insurance company.

Table of Contents                                                           Page
-----------------                                                           ----

Investments Policies and Strategies...........................................2
Taxes    ....................................................................42
Redemption of Shares.........................................................46
Investment Limitations.......................................................46
Determining Maturities of Certain Instruments................................49
Net Asset Value for the Money Market Portfolio...............................65
Portfolio Transactions.......................................................66
Brokerage Fees...............................................................67
Performance Information......................................................69
General Performance Information..............................................72
General Information..........................................................74
Description of Ratings.......................................................76
Financial Statements.........................................................78

Statement of Additional Information dated May 1, 2001, as supplemented May __, 2002, relating to the Fund's Prospectuses: Money Market, Fixed Income, High Yield, Core Equity, Equity Growth, Mid Cap Growth, Mid Cap Value, U.S. Real Estate, Targeted Duration, Technology, Value, Active International Allocation, Asian Equity, Emerging Markets Debt, Emerging Markets Equity, Global Value Equity, International Fixed Income, International Magnum, Latin American, Balanced, Investment Grade Fixed Income, Multi-Asset-Class Portfolios, each dated May 1, 2001, and Capital Preservation Portfolio, dated May __, 2002.

--------------------------------------------------------------------------------

Investment Policies and Strategies

This SAI provides additional information about the investment policies and operations of the Fund and its investment portfolios (each a "Portfolio"). Under the supervision of the Adviser, Morgan Stanley Investment Advisors Inc. ("MS Advisors") acts as investment sub-adviser to the Money Market Portfolio and Dwight Asset Management Company ("Dwight") acts as a sub-adviser to the Capital Preservation Portfolio. References to the Adviser when used in connection with its activities as investment adviser, include any sub-adviser acting under their supervision.

The following table provides additional information about the Portfolios' investment policies. Capitalized terms used below are described in more detail later in this section.

Fixed Income Portfolio  Under normal circumstances, the Portfolio invests primarily in Fixed Income Securities, not more than 20% of which will be below investment grade (commonly referred to as high yield securities or "junk bonds"). The Portfolio may invest over 50% of its assets in Mortgage-Backed Securities.

High Yield Portfolio    Under normal circumstances, the Portfolio invests
                        primarily in High Yield Securities (commonly referred to as "junk bonds"). The Portfolio may also invest in other
                        Fixed Income Securities including Foreign Fixed Income
                        Securities and Emerging Market Country Securities.

Investment Grade Fixed  Under normal circumstances, the Portfolio invests
Income Portfolio        primarily in Investment Grade Fixed Income Securities.
                        The Portfolio may invest over 50% of its assets in Mortgage-Backed Securities.

Core Equity Portfolio   Under normal circumstances, the Portfolio invests
                        primarily in Equity Securities. The Portfolio may invest up to 5% of its total assets in Foreign Equities (other than ADRs). The Portfolio purchases Equity Securities of issuers with a market capitalization of generally greater than $5 billion.

Equity Growth           Under normal circumstances, the Portfolio invests
Portfolio               primarily in growth oriented Equity Securities.

Value Portfolio         Under normal circumstances, the Portfolio invests
                        primarily in value-oriented Equity Securities. The
                        Portfolio may invest up to 5% of its total assets in Foreign Equities (other than ADRs).

Mid Cap Growth          Under normal circumstances, the Portfolio invests
Portfolio               primarily in Equity Securities of smaller and
                        medium-size companies. The Portfolio may invest up to 5% of its total assets in Foreign Equities (other than ADRs).

Mid Cap Value           Under normal circumstances, the Portfolio invests
Portfolio               primarily in Equity Securities of mid-cap companies
                        deemed to be undervalued. The Portfolio may invest up to 5% of its total assets in Foreign Equities (other than ADRs).

U.S. Real Estate        Under normal circumstances, the Portfolio invests
Portfolio               primarily in income producing Equity Securities of U.S.
                        and non-U.S. companies principally engaged in the U.S.
                        real estate industry.

International Fixed     Under normal circumstances, at least 95% of the fixed
Income Portfolio        income securities in which the Portfolio will invest
                        will be Investment Grade Securities. The Portfolio's average weighted maturity ordinarily will exceed five years and will usually be between three and fifteen years. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in Fixed Income
                        Securities of issuers in at least three countries other than the United States, including Emerging Market
                        Country Securities. Derivatives may be used to represent country investments.

Emerging Markets        Under normal circumstances, the Portfolio invests
Debt Portfolio          primarily in government Fixed Income Securities,
                        including Loan Participations and Assignments between governments and financial institutions, securities issued by government owned, controlled or sponsored entities and securities of entities organized to restructure outstanding debt of such issuers. The
                        Portfolio may also invest in Fixed Income Securities of corporate issuers located in or organized under the laws of emerging market countries.

Global Value            Under normal circumstances, the Portfolio invests
Equity Portfolio        primarily in Equity Securities. In addition, under
                        normal circumstances, at least 20% of the Portfolio's total assets will be invested in the Common Stocks of U.S. issuers and the remaining equity position will be invested in at least three countries other than the United States.

International Magnum    Under normal circumstances, the Portfolio invests
Portfolio               primarily in Equity Securities of non-U.S. issuers
                        domiciled in Europe, Australasia and Far East ("EAFE") countries. The Portfolio may invest up to 5% of its total assets in the securities of issuers domiciled in non-EAFE countries.

Emerging Markets        Under normal circumstances, the Portfolio invests
Equity Portfolio        primarily in Emerging Market Country Equity Securities.


Asian Equity Portfolio  Under normal circumstances, the Portfolio invests primarily in Equity Securities of Asian issues (excluding Japanese issuers).

Latin American          Under normal circumstances, the Portfolio invests
Portfolio               primarily in listed Equity Securities of Latin American
                        issues.

Active International    Under normal circumstances, the Portfolio invests
Allocation              primarily in Equity Securities of non-U.S. issuers
Portfolio               which, in the aggregate, generally replicate broad
                        market indices. The Portfolio may invest in Emerging
                        Market Country Securities.

Balanced Portfolio      Under normal circumstances, the Portfolio will invest
                        45% to 75% of its assets in equity securities and 25% to 55% of its assets in fixed income securities. The
                        Portfolio may invest up to 25% of its assets in foreign equity and foreign fixed income securities, including emerging market securities. The Portfolio will purchase
                        Equity Securities of issuers with a market capitalization of generally greater than $1 billion.

Multi-Asset-Class       Under normal circumstances, the Portfolio invests
                        primarily in issuers located in at least three countries, including the United States. The Portfolio purchases

                        Equity Securities of issuers with Portfolio a market capitalization of generally greater than $1 billion.

Technology Portfolio    Under normal circumstances, the Portfolio invests
                        primarily in Equity Securities of companies that the Adviser expects to benefit from their involvement in technology and technology-related industries.

Targeted Duration       Under normal circumstances, the Portfolio invests
Portfolio               primarily in Fixed Income Securities. The Portfolio may
                        invest over 50% of its assets in Mortgage-Backed
                        Securities.

Capital Preservation    Under normal circumstances the Portfolio invests
Portfolio               primarily in U.S. Government securities, securities
                        issued, sponsored or guaranteed by a federal agency or federally sponsored agency, investment grade corporate bonds, mortgage and asset-backed securities, regardless of maturity and to a limited extent, non-dollar denominated securities. The Portfolio will also purchase
                        Wrapper Agreements.

The following tables summarize the permissible investments for each Portfolio. These tables should be used in conjunction with the investment summaries for each Portfolio contained in the Prospectus in order to provide a complete description of such Portfolio's investment policies.

U.S Fixed Income Portfolios:

                                                                                           Investment
                                                                                              Grade
                                                  Fixed     High     Money      Targeted      Fixed        Capital
                                                  Income    Yield    Market     Duration      Income     Preservation
                                                  ------    -----    ------     --------   -----------   ------------
EQUITY SECURITIES:
   Common Stocks...............................
   Depositary Receipts.........................
   Investment Company Securities...............     x         x         x          x            x             x
   Limited Partnerships........................
   Real Estate Investing.......................
   --REITs.....................................               +
   --Specialized...............................
   Ownership Vehicles..........................
   Rights......................................     x
   Warrants....................................               x

FIXED INCOME SECURITIES:
   Agencies....................................     x         x         x          x            x             x
   Asset-Backed Securities.....................     x         x         x          x            x             x

                                                                                           Investment
                                                                                              Grade
                                                  Fixed     High     Money      Targeted      Fixed        Capital
                                                  Income    Yield    Market     Duration      Income     Preservation
                                                  ------    -----    ------     --------   -----------   ------------
   Cash Equivalents............................     x         x         x          x            x             x
   Commercial Paper............................     x         x         x          x            x             x
   Corporates..................................     x         x         x          x            x             x
   Floaters....................................     x         x         x          x            x             x
   High Yield Securities.......................     x         x                    x
   Inverse Floaters............................     x         x                    x            x             x
   Investment Grade Securities.................     x         x         x          x            x             x
   Loan Participations and Assignments.........     x         x
   Money Market Instruments....................     x         x         x          x            x             x
   Mortgage Related Securities.................     x         x         x          x            x             x
   --CMOs......................................     x         x                    x            x             x
   --MBSs......................................     x         x         x          x            x             x
   --SMBSs.....................................     x         x                    x            x             x
   Municipals..................................     x         x         x          x            x             x
   Repurchase Agreements.......................     x         x         x          x            x             x
   Temporary Investments.......................     x         x         x          x            x             x
   U.S. Government Securities..................     x         x         x          x            x             x
   Yankee Dollar Obligations...................     x         x                    x            x             x
   Zero Coupons, Pay-In-Kind Securities or
     Deferred Payment Securities...............     x         x         x          x            x             x
   Wrapper Agreements..........................                                                               x

FOREIGN INVESTMENT:
   Brady Bonds.................................     x         x                    x            x             x
   Emerging Market Country Securities..........     x         x                                 x
   Foreign Bonds...............................     x         x                    x            x             x
   Foreign Currency Transactions...............     x         x                    x            x             x
   Foreign Equity Securities...................               x                    x
   Investment Funds............................
   Russian Equity Securities...................

OTHER SECURITIES AND INVESTMENT TECHNIQUES:
   Borrowing for Investment Purposes...........
   Convertible Securities......................     x         x                    x            x             x
   Loans of Portfolio Securities...............     x         x         x          x            x             x
   Non-Publicly Traded Securities..............     x         x                                               x
   Private Placements and Restricted Securities                         x          x            x             x
   Preferred Stocks............................     x         x                    x            x             x
   Reverse Repurchase Agreements...............     x         x         x          x            x             x
   Short Sales.................................     x         x                    x            x             x
   Structured Investments......................     x         x         x          x            x             x
   Temporary Borrowing.........................     x         x         x          x            x             x
   When-Issued and Delayed Delivery Securities.     x         x                    x            x             x

                                                                                           Investment
                                                                                              Grade
                                                  Fixed     High     Money      Targeted      Fixed        Capital
                                                  Income    Yield    Market     Duration      Income     Preservation
                                                  ------    -----    ------     --------   -----------   ------------
DERIVATIVES:
   Foreign Currency Forward Contracts..........     x         x                    x            x             x
   Futures and Forward Contracts...............     x         x                    x            x             x
   Options.....................................     x         x                    x            x             x
   Swaps, Caps, Collars and Floors.............     x         x                    x            x             x

+ The High Yield Portfolio may invest in certain fixed income securities issued by REITs.

U.S. Equity Portfolios:

                                                                                                 U.S.
                                       Core      Equity    Mid Cap     Mid Cap                   Real
                                      Equity     Growth     Growth      Value     Technology    Estate
                                      ------     ------    -------     -------    ----------    ------
EQUITY SECURITIES:
   Common Stocks...................      x         x          x           x            x           x
   Depositary Receipts.............      x         x          x           x            x           x
                                       (ADRs                (ADRs       (ADRs
                                       ONLY)                ONLY)       ONLY)
   Investment Company Securities...      x         x          x           x            x           x
   IPOs............................      x         x          x           x            x           x
   Limited Partnerships............                                                    x
   Rights..........................      x         x          x           x            x           x
   Real Estate Investing...........                x                                               x
   --REITs.........................                x                                               x
   --Specialized Ownership Vehicles                x                                               x
   Warrants........................      x         x          x           x            x           x

FIXED INCOME SECURITIES:
   Agencies........................      x         x                      x            x           x
   Asset-Backed Securities.........
   Cash Equivalents................      x         x          x           x            x           x
   Commercial Paper................      x         x          x           x            x           x
   Corporates......................      x         x                      x            x           x
   Floaters........................
   High Yield Securities...........                                                    x
   Inverse Floaters................
   Investment Grade Securities.....      x         x          x           x            x           x
   Loan Participations and
     Assignments...................
   Money Market Instruments........      x         x          x           x            x           x
   Mortgage Related Securities.....
   --CMOs..........................
   --MBSs..........................

                                                                                                 U.S.
                                       Core      Equity    Mid Cap     Mid Cap                   Real
                                      Equity     Growth     Growth      Value     Technology    Estate
                                      ------     ------    -------     -------    ----------    ------
   --SMBSs.........................
   Municipals......................
   Repurchase Agreements...........      x         x          x           x            x           x
   Temporary Investments...........      x         x          x           x            x           x
   U.S. Government Securities......      x         x          x           x            x           x
   Yankee Dollar Obligations.......                x                                   x
   Zero Coupons, Pay-In-Kind
     Securities or Deferred
     Payment Securities............      x         x          x           x            x           x

FOREIGN INVESTMENT:
   Brady Bonds.....................
   Emerging Market Country
     Securities....................                                                    x           x
   Eurodollar Obligations..........                                                    x
   Foreign Bonds...................      x                                x            x           x
   Foreign Currency Transactions...      x         x          x           x            x           x
   Foreign Equity Securities.......      x         x          x           x            x           x
   Investment Funds................                x                                   x           x
   Russian Equity Securities.......

OTHER SECURITIES AND INVESTMENT
  TECHNIQUES:
   Borrowing for Investment
     Purposes......................
   Convertible Securities..........      x         x          x           x            x           x
   Loans of Portfolio Securities...      x         x          x           x            x           x
   Non-Publicly Traded.............      x         x          x           x            x           x
   Securities, Private Placements
     and Restricted Securities.....      x         x          x           x            x           x
   Preferred Stocks................      x         x          x           x            x           x
   Reverse Repurchase Agreements...      x                    x           x            x
   Short Sales.....................      x                    x           x            x
   Structured Investments..........                x                                   x           x
   Temporary Borrowing.............      x         x          x           x            x           x
   When-Issued and Delayed
     Delivery Securities...........      x         x          x           x            x           x

DERIVATIVES:
   Foreign Currency Forward
     Contracts.....................      x         x          x           x            x           x
   Futures and Forward Contracts...      x         x          x           x            x           x
   Options.........................      x         x          x           x            x           x
   Swaps, Caps, Collars and Floors.      x         x          x           x            x           x

Global Portfolios:

                                Active                 Emerging     Emerging    Global  International
                             International   Asian      Markets      Markets    Value       Fixed     International   Latin
                              Allocation     Equity      Debt        Equity     Equity      Income        Magnum     American
                             -------------   ------    --------     --------    ------  ------------- -------------  --------
EQUITY SECURITIES:
   Common Stocks............       x           x                        x          x                        x            x
   Depositary Receipts......       x           x           x            x          x                        x            x
   Investment Company
     Securities.............       x           x           x            x          x          x             x            x
   Limited Partnerships.....
   Real Estate Investing....       x           x                        x          x                        x            x
   --REITs..................       x           x                        x          x                        x            x
   --Specialized Ownership
     Vehicles                      x           x                        x          x                        x            x
     Rights.................       x           x           x            x          x                        x            x
   Warrants.................       x           x           x            x          x                        x            x

FIXED INCOME SECURITIES:
   Agencies.................       x           x           x            x          *          x             x            x
   Asset-Backed Securities..                               x                                  x
   Cash Equivalents.........       x           x           x            x          x          x             x            x
   Commercial Paper.........       x           x           x            x          x          x             x            x
   Corporates...............       x           x           x            x          *          x             x            x
   Floaters.................                               x                                  x
   High Yield Securities....                               x            x                     x                          x
   Inverse Floaters.........                               x                                  x
   Investment Grade
     Securities.............       x           x           x            x          x          x             x            x
   Loan Participations and
     Assignments............                               x            x                                                x
   Money Market Instruments.       x           x           x            x          x          x             x            x
   Mortgage Related
     Securities.............                               x                                  x
   --CMOs...................                               x                                  x
   --MBSs...................                               x                                  x
   --SMBSs..................                               x                                  x
   Municipals...............                               x                                  x
   Repurchase Agreements....       x           x           x            x          x          x             x            x
   Temporary Investments....       x           x           x            x          x          x             x            x
   U.S. Government
     Securities.............       x           x           x            x          *          x             x            x
   Yankee Dollar Obligations       x                       x                                  x             x

                                Active                 Emerging     Emerging    Global  International
                             International   Asian      Markets      Markets    Value       Fixed     International   Latin
                              Allocation     Equity      Debt        Equity     Equity      Income        Magnum     American
                             -------------   ------    --------     --------    ------  ------------- -------------  --------
   Zero Coupons,
     Pay-In-Kind Securities
     or Deferred Payment
     Securities.............       x           x           x            x                     x             x            x

FOREIGN INVESTMENT:
   Brady Bonds..............       x           x           x            x                     x             x            x
   Emerging Market Country
     Securities.............       x           x           x            x          x          x             x            x
   Eurodollar Obligations...       x           x           x            x          x          x             x            x
   Foreign Bonds............       x           x           x            x          x          x             x            x
   Foreign Currency
     Transactions...........       x           x           x            x          x          x             x            x
   Foreign Equity Securities       x           x           x            x          x                        x            x
   Investment Funds.........       x           x           x            x          x          x             x            x
   Russian Equity Securities                               x            x

OTHER SECURITIES AND
  INVESTMENT TECHNIQUES:
   Borrowing for Investment
     Purposes...............                               x                                                             x
   Convertible Securities...       x           x           x            x          x          x             x            x
   Loans of Portfolio
     Securities.............       x           x           x            x          x          x             x            x
   Non-Publicly Traded
     Securities, Private
     Placements and
     Restricted Securities..       x           x           x            x          x          x             x            x
   Preferred Stocks.........       x           x           x            x          x          x             x            x
   Reverse Repurchase
     Agreements.............                               x                                  x                          x
   Short Sales..............                               x                                  x                          x
   Structured Investments...       x           x           x            x          x          x             x            x
   Temporary Borrowing......       x           x           x            x          x          x             x            x
   When-Issued and Delayed
     Delivery Securities....       x           x           x            x          x          x             x            x

DERIVATIVES:
   Foreign Currency Forward
     Contracts..............       x           x           x            x          x          x             x            x
   Futures and Forward
     Contracts..............       x           x           x            x          x          x             x            x

                                Active                 Emerging     Emerging    Global  International
                             International   Asian      Markets      Markets    Value       Fixed     International   Latin
                              Allocation     Equity      Debt        Equity     Equity      Income        Magnum     American
                             -------------   ------    --------     --------    ------  ------------- -------------  --------
   Options..................       x           x           x            x          x          x             x            x
   Swaps, Caps, Collars and
     Floors.................       x           x           x            x          x          x             x            x

--------------
* This Portfolio may invest in certain U.S. Government Securities, Agencies and Corporate Debt as described under Money Market Instruments and Temporary Investments.

Asset Allocation Portfolios:

                                                               BALANCED         MULTI-ASSET-CLASS
                                                               --------         -----------------
 EQUITY SECURITIES:
   Common Stocks.....................................              x                     x
                                                                   x                     x
   Depositary Receipts...............................         (ADRs ONLY)           (ADRs ONLY)
   Investment Company Securities.....................              x                     x
   Limited Partnerships..............................
   REITs.............................................
   Rights............................................              x                     x
   Warrants..........................................              x                     x

FIXED INCOME SECURITIES:
   Agencies..........................................              x                     x
   Asset-Backed Securities...........................              x                     x
   Cash Equivalents..................................              x                     x
   Commercial Paper..................................              x                     x
   Corporate Bonds...................................              x                     x
   Floaters..........................................              x                     x
   High Yield Securities.............................              x                     x
   Inverse Floaters..................................              x                     x
   Investment Grade Securities.......................              x                     x
   Loan Participations and Assignments...............              x                     x
   Money Market Instruments..........................              x                     x
   Mortgage Related Securities.......................              x                     x
   --CMOs............................................              x                     x
   --MBSs............................................              x                     x
   --SMBSs...........................................              x                     x
   Municipals........................................              x                     x
   Repurchase Agreements.............................              x                     x
   Temporary Investments.............................              x                     x
   U.S. Government Securities........................              x                     x
   Yankee Dollars....................................              x                     x
   Zero Coupons, Pay-In-Kind Securities or Deferred
     Payment Securities..............................              x                     x

FOREIGN INVESTMENT:
   Brady Bonds.......................................              x                     x
   Emerging Market Country Securities................              x                     x

                                                               BALANCED         MULTI-ASSET-CLASS
                                                               --------         -----------------
   Foreign Bonds.....................................              x                     x
   Foreign Currency Transactions.....................              x                     x
   Foreign Equity Securities.........................              x                     x
   Investment Funds..................................              x                     x
   Russian Equity Securities.........................

OTHER SECURITIES AND INVESTMENT TECHNIQUES:
   Borrowing for Investment Purposes.................
   Convertible Securities............................              x                     x
   Loans of Portfolio Securities.....................              x                     x
   Non-Publicly Traded Securities, Private Placements
     and Restricted Securities.......................              x                     x
   Preferred Stocks..................................              x                     x
   Reverse Repurchase Agreements.....................              x                     x
   Short Sales.......................................              x                     x
   Structured Investments............................              x                     x
   Temporary Borrowing...............................              x                     x

DERIVATIVES:
   Foreign Currency Forward Contracts................              x                     x
   Futures and Forward Contracts.....................              x                     x
   Options...........................................              x                     x
   Swaps.............................................              x                     x

Equity Securities: Equity Securities generally represent an ownership interest in an issuer, or may be convertible into or represent a right to acquire an ownership interest in an issuer. While there are many types of Equity Securities, prices of all Equity Securities will fluctuate. Economic, political and other events may affect the prices of broad equity markets. For example, changes in inflation or consumer demand may affect the prices of all Equity Securities in the United States. Similar events also may affect the prices of particular Equity Securities. For example, news about the success or failure of a new product may affect the price of a particular issuer's Equity Securities.

ADRs: For information concerning American Depositary Receipts ("ADRs"), see "Depositary Receipts," below.

Common Stocks: Common Stocks represent an ownership interest in a corporation, entitling the stockholder to voting rights and receipt of dividends paid based on proportionate ownership.

Depositary Receipts: Depositary Receipts represent an ownership interest in securities of foreign companies (an "underlying issuer") that are deposited with a depositary. Depositary Receipts are not necessarily denominated in the same currency as the underlying securities. Depositary Receipts include ADRs, Global Depositary Receipts ("GDRs") and other types of Depositary Receipts (which, together with ADRs and GDRs, are hereinafter collectively referred to as "Depositary Receipts"). ADRs are dollar-denominated Depositary Receipts typically issued by a U.S. financial institution which evidence an ownership interest in a security or pool of securities issued by a foreign issuer. ADRs are listed and traded in the United States. GDRs and other types of Depositary Receipts are typically issued by foreign banks or trust companies, although they also may be issued by U.S. financial institutions, and evidence ownership interests in a security or pool of securities issued by either a foreign or a U.S. corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States.

Depositary Receipts may be "sponsored" or "unsponsored." Sponsored Depositary Receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored Depositary Receipts may be established by a depositary without participation by the underlying issuer. Holders of unsponsored Depositary Receipts generally bear all the costs associated with establishing unsponsored Depositary Receipts. In addition, the issuers of the securities underlying unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. For purposes of a Portfolio's investment policies, the Portfolio's investments in Depositary Receipts will be deemed to be an investment in the underlying securities, except that ADRs may be deemed to be issued by a U.S. issuer.

Initial Public Offerings: Equity Portfolios of the Fund may purchase shares issued as part of, or a short period after, companies' initial public offerings ("IPOs"), and may at times dispose of those shares shortly after their acquisition. A Portfolio's purchase of those shares issued in IPOs exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. The market for IPO issuers has been volatile, and share prices of newly-priced companies have fluctuated in significant amounts over short periods of time.

Investment Company Securities: Investment Company Securities are securities of other open-end or closed-end investment companies. The 1940 Act generally prohibits an underlying fund from acquiring more than 3% of the outstanding voting shares of an investment company and limits such investments to no more than 5% of the Portfolio's total assets in any one investment company and no more than 10% in any combination of investment companies. A Portfolio may invest in Investment Company Securities of investment companies managed by MSIM or its affiliates to the extent permitted under the 1940 Act or as otherwise permitted by the SEC. To the extent a Portfolio invests a portion of its assets in Investment Company Securities, those assets will be subject to the risks of the purchased investment company's portfolio securities. The Portfolio also will bear its proportionate share of the expenses of the purchased investment company in addition to its own expenses.

Limited Partnerships: A limited partnership interest entitles a Portfolio to participate in the investment return of the partnership's assets as defined by the agreement among the partners. As a limited partner, a Portfolio generally is not permitted to participate in the management of the partnership. However, unlike a general partner whose liability is not limited, a limited partner's liability generally is limited to the amount of its commitment to the partnership.

Real Estate Investing: Investments in securities of issuers engaged in the real estate industry entail special risks and considerations. In particular, securities of such issuers may be subject to risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, environmental risks, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, increases in interest rates and other real estate capital market influences. Generally, increases in interest rates will increase the costs of obtaining financing, which could directly and indirectly decrease the value of the Portfolios' investments.

REITs: Real Estate Investment Trusts ("REITs") pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distributes to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

A shareholder in any of the Portfolios, by investing in REITs indirectly through the Portfolio, will bear not only his proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the 1940 Act.

Rights: Rights represent the right, but not the obligation, for a fixed period of time to purchase additional shares of an issuer's Common Stock at the time of a new issuance, usually at a price below the initial offering price of the Common Stock and before the Common Stock is offered to the general public. Rights are usually freely transferrable. The risk of investing in a Right is that the Right may expire prior to the market value of the Common Stock exceeding the price fixed by the Right.

Specialized Ownership Vehicles: Specialized ownership vehicles pool investors' funds for investment primarily in income-producing real estate or real estate related loans or interests.

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Such specialized ownership vehicles in which the Portfolios may invest include property unit trusts, REITs and other similar specialized investment vehicles. Investments in such specialized ownership vehicles may have favorable or unfavorable legal, regulatory or tax implications for a Portfolio and, to the extent such vehicles are structured similarly to investment funds, may cause the Portfolios' shareholders to indirectly bear certain additional operating expenses.

Warrants: Warrants give holders the right, but not the obligation, to buy Common Stock of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. Warrants are usually freely transferrable. The risk of investing in a Warrant is that the Warrant may expire prior to the market value of the Common Stock exceeding the price fixed by the Warrant.

Fixed Income Securities

Fixed Income Securities generally represent an issuer's obligation to repay money that it has borrowed together with interest on the amount borrowed. Fixed Income Securities come in many varieties and may differ in the way that interest is calculated, the amount and frequency of payments, the type of collateral, if any, and some Fixed Income Securities may have other novel features such as conversion rights. Prices of Fixed Income Securities fluctuate and, in particular, are subject to credit risk and market risk. Credit risk is the possibility that an issuer may be unable to meet scheduled interest and principal payments. Market risk is the possibility that a change in interest rates or the market's perception of the issuer's prospects may adversely affect the value of a Fixed Income Security. Economic, political and other events also may affect the prices of broad fixed income markets. Generally, the values of Fixed Income Securities vary inversely with changes in interest rates. During periods of falling interest rates, the values of outstanding Fixed Income Securities generally rise and during periods of rising interest rates, the values of such securities generally decline. Prepayments also will affect the maturity and value of Fixed Income Securities. Prepayments generally rise in response to a decline in interest rates as debtors take advantage of the opportunity to refinance their obligations. When this happens, a Portfolio may be forced to reinvest in lower yielding Fixed Income Securities.

The length of time to the final payment, or maturity, of a Fixed Income Security also affects its price volatility. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are subject to greater market fluctuation, especially as a result of changes in interest rates. Traditionally, term to maturity has been used as a barometer of a Fixed Income Security's sensitivity to interest rate changes. However, this measure considers only the time until final payment and takes no account of the pattern of payments prior to maturity. Duration is a more precise measure of the expected life of a Fixed Income Security. It combines consideration of yield, coupon, interest payments, final maturity and call features and measures the expected life of a Fixed Income Security on a present value basis. The duration of a Fixed Income Security ordinarily is shorter than its maturity.

Value Investing: A primary component of the Adviser's fixed income strategy is value investing. The Adviser seeks to identify undervalued sectors and securities through analysis of credit quality, option characteristics and liquidity. Quantitative models are used in conjunction with judgment and experience to evaluate and select securities with embedded put or call options which are attractive on a risk- and option-adjusted basis. Successful value investing will permit a

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Portfolio to benefit from the price appreciation of individual securities during periods when interest rates are unchanged.

Maturity and Duration Management: Another main component of the Adviser's fixed income investment strategy is maturity and duration management. The maturity and duration structure of a Portfolio investing in fixed income securities is actively managed in anticipation of cyclical interest rate changes. Adjustments are not made in an effort to capture short-term, day-to-day movements in the market, but instead are implemented in anticipation of longer term shifts in the levels of interest rates. Adjustments made to shorten portfolio maturity and duration are made to limit capital losses during periods when interest rates are expected to rise. Conversely, adjustments made to lengthen maturity are intended to produce capital appreciation in periods when interest rates are expected to fall. The foundation for maturity and duration strategy lies in analysis of the U.S. and global economies, focusing on levels of real interest rates, monetary and fiscal policy actions, and cyclical indicators. See "value investing" for a description of the second main component of the Adviser's fixed income strategy.

About Maturity and Duration: Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security's term-to-maturity has been used as a proxy for the sensitivity of the security's price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity.

Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration is one of the fundamental tools used by the Adviser in the selection of fixed income securities. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities generally is thirty years, but current prepayment rates are more

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critical in determining the securities' interest rate exposure. In these and other similar situations, the Adviser will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Agencies: Agencies are Fixed Income Securities which are not guaranteed by, or backed by the full faith and credit of the U.S. Government, but which are issued, sponsored or guaranteed by a federal agency or federally sponsored agency such as the Student Loan Marketing Association, or any of several other agencies.

Asset-Backed Securities: Asset-Backed Securities ("ABSs") are securities collateralized by shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the collateral are passed through to the security holder. The collateral underlying ABSs tends to have prepayment rates that usually do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments (on automobile loans and other collateral) will alter the cash flow on ABSs and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security. The maturity of ABSs will be based on the expected average life of the instrument. In selecting these securities, the Advisers will look for those securities that offer a higher yield to compensate for any variation in average maturity.

Cash Equivalents: Cash equivalents are short-term Fixed Income Securities comprising:

(1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

A Portfolio may invest in obligations of U.S. banks, of foreign branches of U.S. banks (Eurodollars) and of U.S. branches of foreign banks (Yankee dollars). Euro and Yankee dollar investments will involve some of the same risks of investing in international securities that are discussed in the foreign investing section of the Prospectus.

A Portfolio will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation ("FDIC"), (ii) in the case of U.S. banks, it is a member of the FDIC, and (iii) in the case of foreign branches of U.S. banks, the security is

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deemed by the Adviser to be of an investment quality comparable with other fixed income securities which the Portfolio may purchase.

(2) Commercial Paper rated at time of purchase by one or more Nationally Recognized Statistical Rating Organizations ("NRSRO") in one of their two highest categories, (e.g., A-l or A-2 by S&P or Prime 1 or Prime 2 by Moody's), or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade by a NRSRO (e.g., A or better by Moody's, S&P or Fitch, Inc. ("Fitch"));

(3) Short-term corporate obligations rated high-grade at the time of purchase by a NRSRO (e.g., A or better by Moody's, S&P or Fitch);

(4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

(5) Government Agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and Federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Farm Credit Banks, Federal Intermediate Credit Bank, Fannie Mae, Federal Financing Bank, the Tennessee Valley Authority, and others; and

(6) Repurchase Agreements collateralized by securities listed above.

The Money Market Portfolio's investments are limited by the requirements of Rule 2a-7 under the 1940 Act.

Commercial Paper refers to short-term fixed income securities with maturities ranging from 2 to 270 days. They are primarily issued by corporations needing to finance large amounts of receivables, but may be issued by banks and other borrowers. Commercial Paper is issued either directly or through broker-dealers, and may be discounted or interest-bearing. Commercial Paper is unsecured, but is almost always backed by bank lines of credit. Virtually all commercial paper is rated by Moody's or S&P.

Collateralized Mortgage Obligations: Collateralized mortgage obligations ("CMOs") are debt obligations or multiclass pass-through certificates issued by agencies or instrumentalities of the U.S. Government or by private originators or investors in mortgage loans. They are backed by mortgage-backed securities (discussed below) or whole loans (all such assets, the "Mortgage Assets") and are evidenced by a series of bonds or certificates issued in multiple classes. Each class of a CMO, often referred to as a "tranche," may be issued with a specific fixed or floating coupon rate and has a stated maturity or final scheduled distribution date. The principal and interest on the underlying Mortgage Assets may be allocated among the several classes of a series of CMOs in many ways. Interest is paid or accrues on CMOs on a monthly, quarterly or semi-annual basis.

CMOs may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

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CMOs that are issued by private sector entities and are backed by assets lacking a guarantee of an entity having the credit status of a governmental agency or instrumentality are generally structured with one or more types of credit enhancement as described below. An issuer of CMOs may elect to be treated for federal income tax purposes as a Real Estate Mortgage Investment Conduit (a "REMIC"). An issuer of CMOs issued after 1991 must elect to be treated as a REMIC or it will be taxable as a corporation under rules regarding taxable mortgage pools.

The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. The general goal in allocating cash flows on Mortgage Assets to the various classes of a CMO is to create certain tranches on which the expected cash flows have a higher degree of predictability than do the underlying Mortgage Assets. As a general matter, the more predictable the cash flow is on a particular CMO tranche, the lower the anticipated yield on that tranche at the time of issue will be relative to prevailing market yields on Mortgage Assets. As part of the process of creating more predictable cash flows on certain tranches of a CMO, one or more tranches generally must be created that absorb most of the changes in the cash flows on the underlying Mortgage Assets. The yields on these tranches are generally higher than prevailing market yields on other mortgage related securities with similar average lives. Principal prepayments on the underlying Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final scheduled distribution dates. Because of the uncertainty of the cash flows on these tranches, the market prices and yields of these tranches are more volatile. In addition, some inverse floating rate obligation CMOs exhibit extreme sensitivity to changes in prepayments. As a result, the yield to maturity of these CMOs is sensitive not only to changes in interest rates, but also to changes in prepayment rates on the related underlying Mortgage Assets.

Included within the category of CMOs are PAC Bonds. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments, provided that, among other things, the actual prepayment experience on the underlying Mortgage Assets falls within a predefined range. If the actual prepayment experience on the underlying Mortgage Assets is faster or slower than the predefined range or if deviations from other assumptions occur, payments on the PAC Bond may be earlier or later than predicted and the yield may rise or fall. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risk of prepayment than are other types of mortgage related securities.

Corporates: Corporates are Fixed Income Securities issued by private businesses. Holders, as creditors, have a prior legal claim over holders of Equity Securities of the issuer as to both income and assets for the principal and interest due the holder.

Fannie Mae Certificates: Fannie Mae is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act of 1938. The obligations of Fannie Mae are not backed by the full faith and credit of the U.S. Government.

Each Fannie Mae certificate represents a pro rata interest in one or more pools of mortgage loans insured by the Federal Housing Administration under the Housing Act, or Title V of the Housing

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Act of 1949 ("FHA Loans"), or guaranteed by the Department of Veteran Affairs under the Servicemen's Readjustment Act of 1944, as amended ("VA Loans") or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans;
(iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate and adjustable mortgage loans secured by multi-family projects.

Floaters: Floaters are Fixed Income Securities with a rate of interest that varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain Floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain Floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Investment."

High Yield Securities: High Yield Securities are generally considered to include Fixed Income Securities rated below the four highest rating categories at the time of purchase (e.g., Ba through C by Moody's or BB through D by S&P) and unrated securities considered to be of equivalent quality. High Yield Securities are not considered investment grade and are commonly referred to as "junk bonds" or high yield, high risk securities.

While High Yield Securities offer higher yields, they carry a high degree of credit risk and are considered speculative by the major credit rating agencies. High Yield Securities are often issued by smaller, less creditworthy issuers, or by highly leveraged (indebted) issuers that are generally less able than more established or less leveraged issuers to make scheduled payments of interest and principal. In comparison to Investment Grade Securities, the price movement of these securities is influenced less by changes in interest rates and more by the financial and business position of the issuer. The values of High Yield Securities are more volatile and may react with greater sensitivity to market changes.

Inverse Floaters: Inverse floating rate obligations ("Inverse Floaters") are Fixed Income Securities that have coupon rates that vary inversely at a multiple of a designated floating rate, such as LIBOR (London Inter-Bank Offered Rate). Any rise in the reference rate of an Inverse Floater (as a consequence of an increase in interest rates) causes a drop in the coupon rate while any drop in the reference rate of an Inverse Floater causes an increase in the coupon rate. Inverse Floaters may exhibit substantially greater price volatility than fixed rate obligations having similar credit quality, redemption provisions and maturity, and Inverse Floater CMOs exhibit greater price volatility than the majority of other mortgage-related securities.

Investment Grade Securities: Investment Grade Securities are Fixed Income Securities rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, or Aaa, Aa, A or Baa by Moody's) or determined to be of equivalent quality by the Adviser. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Securities and are regarded as borderline between definitely sound obligations and those in which the speculative element begins to predominate. Ratings assigned to Fixed Income Securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a

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particular Fixed Income Security. Moreover, market risk also will affect the prices of even the highest rated Fixed Income Securities so that their prices may rise or fall even if the issuer's capacity to repay its obligations remains unchanged.

Loan Participations and Assignments: Loan Participations are interests in loans or other direct debt instruments ("Loans") relating to amounts owed by a corporate, governmental or other borrower to another party. Loans may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services (trade claims or other receivables), or to other parties ("Lenders") and may be fixed rate or floating rate. Loans also may be arranged through private negotiations between an issuer of sovereign debt obligations and Lenders.

A Portfolio's investments in Loans are expected in most instances to be in the form of a participation in Loans ("Participations") and assignments of all or a portion of Loans ("Assignments") from third parties. In the case of a Participation, a Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In the event of an insolvency of the Lender selling a Participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower. Certain Participations may be structured in a manner designed to avoid purchasers of Participations being subject to the credit risk of the Lender with respect to the Participation. Even under such a structure, in the event of a Lender's insolvency, the Lender's servicing of the Participation may be delayed and the assignability of the Participation may be impaired. A Portfolio will acquire Participations only if the Lender interpositioned between a Portfolio and the borrower is determined by the Adviser to be creditworthy.

When a Portfolio purchases Assignments from Lenders it will acquire direct rights against the borrower on the Loan. However, because Assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a Portfolio as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, it is likely that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Portfolio's ability to dispose of particular Assignments or Participations when necessary to meet a Portfolio's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for a Portfolio to assign a value to these securities for purposes of valuing a Portfolio's securities and calculating its net asset value ("NAV").

Loan Participations and Assignments involve a risk of loss in case of default or insolvency of the borrower. In addition, they may offer less legal protection to a Portfolio in the event of fraud or misrepresentation and may involve a risk of insolvency of the Lender. Certain Loan Participations and Assignments may also include standby financing commitments that obligate the investing Portfolio to supply additional cash to the borrower on demand. Participations involving emerging market country issuers may relate to Loans as to which there has been or currently exists an event of default or other failure to make payment when due, and may represent amounts owed to Lenders that are themselves subject to political and economic risks,

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including the risk of currency devaluation, expropriation, or failure. Such Loan
Participations and Assignments present additional risk of default or loss.

Money Market Instruments: Money Market Instruments are high quality short-term Fixed Income Securities. Money Market Instruments may include obligations of governments, government agencies, banks, corporations and special purpose entities and Repurchase Agreements relating to these obligations. Certain Money Market Instruments may be denominated in a foreign currency.

Mortgage-Backed Securities: With mortgage-backed securities ("MBSs"), many mortgagees' obligations to make monthly payments to their lending institution are pooled together and passed through to investors. The pools are assembled by various governmental, Government-related and private organizations. A Portfolio may invest in securities issued or guaranteed by GNMA, FHLMC or Fannie Mae, private issuers and other government agencies. MBSs issued by non-agency issuers, whether or not such securities are subject to guarantees, may entail greater risk, since private issuers may not be able to meet their obligations under the policies. If there is no guarantee provided by the issuer, a Portfolio will purchase only MBSs which at the time of purchase are rated investment grade by one or more NRSROs or, if unrated, are deemed by the Adviser to be of comparable quality.

MBSs are issued or guaranteed by private sector originators of or investors in mortgage loans and structured similarly to governmental pass-through securities. Because private pass-throughs typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality, however, they are generally structured with one or more of the types of credit enhancement described below. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are. FHLMC securities are supported by its right to borrow from the U.S. Treasury. Each of GNMA, Fannie Mae and FHLMC guarantees timely distributions of interest to certificate holders. Each of GNMA and Fannie Mae also guarantees timely distributions of scheduled principal. Although FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan, FHLMC now issues MBSs (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Resolution Funding Corporation ("REFCORP") obligations are backed, as to principal payments, by zero coupon U.S. Treasury bonds, and as to interest payment, ultimately by the U.S. Treasury.

There are two methods of trading MBSs. A specified pool transaction is a trade in which the pool number of the security to be delivered on the settlement date is known at the time the trade is made. This is in contrast with the typical MBS transaction, called a TBA (To Be Announced) transaction, in which the type of MBS to be delivered is specified at the time of trade but the actual pool numbers of the securities that will be delivered are not known at the time of the trade. The pool numbers of the pools to be delivered at settlement are announced shortly before settlement takes place. The terms of the TBA trade may be made more specific if desired. Generally, agency pass-through MBSs are traded on a TBA basis.

Like fixed income securities in general, MBSs will generally decline in price when interest rates rise. Rising interest rates also tend to discourage refinancings of home mortgages, with the result that the average life of MBSs held by a Portfolio may be lengthened. As average life extends,

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price volatility generally increases. This extension of average life causes the market price of the MBSs to decrease further when interest rates rise than if their average lives were fixed. However, when interest rates fall, mortgages may not enjoy as large a gain in market value due to prepayment risk because additional mortgage prepayments must be reinvested at lower interest rates. Faster prepayment will shorten the average life and slower prepayments will lengthen it. However, it is possible to determine what the range of the average life movement could be and to calculate the effect that it will have on the price of the MBS. In selecting MBSs, the Advisers look for those that offer a higher yield to compensate for any variation in average maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities, even if the security is in one of the highest rating categories. A Portfolio may invest, without limit, in MBSs issued by private issuers when the Adviser deems that the quality of the investment, the quality of the issuer, and market conditions warrant such investments. The Portfolios will purchase securities issued by private issuers which are rated investment grade at the time of purchase by Moody's or S&P or are deemed by the Advisers to be of comparable investment quality.

Mortgage Related Securities: Mortgage related securities are securities that, directly or indirectly, represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage related securities may include CMOs and ABSs issued or guaranteed by agencies or instrumentalities of the U.S. Government or by private sector entities.

Municipals: Municipal securities ("Municipals") are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income taxes and in certain instances, from state and local taxes. Municipals include both municipal bonds (those securities with maturities of five years or more) and municipal notes (those securities with maturities of less than five years). Municipal bonds are issued for a wide variety of reasons: to construct public facilities, such as airports, highways, bridges, schools, hospitals, mass transportation, streets, water and sewer works; to obtain funds for operating expenses; to refund outstanding municipal obligations; and to loan funds to various public institutions and facilities. Certain industrial development bonds are also considered municipal bonds if their interest is exempt from federal income taxes. Industrial development bonds are issued by or on behalf of public authorities to obtain funds for various privately-operated manufacturing facilities, housing, sports arenas, convention centers, airports, mass transportation systems and water, gas or sewer works. Industrial development bonds are ordinarily dependent on the credit quality of a private user, not the public issuer.

Repurchase Agreements: Repurchase Agreements are transactions in which a Portfolio purchases a security or basket of securities and simultaneously commits to resell that security or basket to the seller (a bank, broker or dealer) at a mutually agreed upon date and price. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or date of maturity of the purchased security. Repurchase Agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller at a mutually agreed upon rate and price. The term of these agreements is usually from overnight to one week, and never exceeds one year. Repurchase Agreements with a term of over seven days are considered illiquid.

In these transactions, the Portfolio receives as collateral securities that have a market value at least equal to the purchase price (including accrued interest) of the Repurchase Agreement, and this value is maintained during the term of the agreement. These securities are held by the Portfolio's Custodian or an approved third party for the benefit of the Portfolio until repurchased. Repurchase Agreements permit a Portfolio to remain fully invested while retaining overnight flexibility to pursue investments of a longer-term nature. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited.

Pursuant to an order issued by the SEC, the Portfolios managed by an Adviser may pool their daily uninvested cash balances in order to invest in Repurchase Agreements on a joint basis with other investment companies advised by that Adviser. By entering into Repurchase Agreements on a joint basis, the Portfolios expect to incur lower transaction costs and potentially obtain higher rates of interest on such Repurchase Agreements. Each Portfolio's participation in the income from jointly purchased Repurchase Agreements will be based on that Portfolio's percentage share in the total Repurchase Agreement.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities ("SMBSs") are multi-class mortgage securities issued by agencies or instrumentalities of the U.S. Government and private originators of, or investors in, mortgage loans. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. In some cases, one class will receive all of the interest ("interest-only" or "IO class"), while the other class will receive all of the principal ("principal-only" or "PO class"). The yield to maturity on IO classes and PO classes is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and significant changes in the rate of principal repayments will have a corresponding effect on the SMBSs' yield to maturity.

Temporary Investments: When the Adviser believes that changes in economic, financial or political conditions make it advisable, each Portfolio may invest up to 100% of its assets in cash and certain short- and medium-term Fixed Income Securities for temporary defensive purposes. These Temporary Investments may consist of obligations of the U.S. or foreign governments, their agencies or instrumentalities; Money Market Instruments; and instruments issued by international development agencies.

U.S. Government Securities: U.S. Government Securities are Fixed Income Securities that are backed by the full faith and credit of the U.S. Government as to the payment of both principal and interest. U.S. Government Securities may include securities issued by the U.S. Treasury and securities issued by federal agencies and U.S. Government sponsored instrumentalities.

Yankee Dollar Obligations: Yankee dollar bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks. Yankee dollar obligations are subject to the same risks as domestic issues, notably credit risk, market risk and liquidity risk. To a limited extent, they are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers. The Portfolios may consider Yankee dollar obligations to be domestic securities for purposes of their investment policies.

Zero Coupons: Zero Coupons are fixed income securities that do not make regular interest payments. Instead, Zero Coupons are sold at a discount from their face value. The difference between a Zero Coupon's issue or purchase price and its face value represents the imputed interest an investor will earn if the obligation is held until maturity. Zero Coupons may offer investors the opportunity to earn a higher yield than that available on ordinary interest-paying obligations of similar credit quality and maturity.

Foreign Investment

Investing in foreign securities involves certain special considerations which are not typically associated with investing in the Equity Securities or Fixed Income Securities of U.S. issuers. Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers. As a result, there may be less information available about foreign issuers than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the United States. In addition, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, political and social instability, or diplomatic developments which could affect U.S. investments in those countries. The costs of investing in foreign countries frequently is higher than the costs of investing in the United States. Although the Advisers endeavor to achieve the most favorable execution costs in portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

Investments in securities of foreign issuers generally are denominated in foreign currencies. Accordingly, the value of a Portfolio's assets, as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and in exchange control regulations. A Portfolio may incur costs in connection with conversions between various currencies.

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. See "Taxes--Foreign Income Taxes."

Brady Bonds: Brady Bonds are Fixed Income Securities that are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by Nicholas F. Brady when he was the U.S. Secretary of the Treasury. They may be collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. The Portfolios will invest in Brady Bonds only if they are consistent with the Portfolio's quality specifications. However, Brady Bonds should be viewed as speculative in light of the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds.

Emerging Market Country Securities: An emerging market country security is one issued by a foreign government or private issuer that has one or more of the following characteristics: (i) its principal securities trading market is in an emerging market country, (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging markets, or (iii) it is organized under the laws of, or has a principal office in, an emerging market country.

Emerging market describes any country which is generally considered to be an emerging or developing country by major organizations in the international financial community, such as the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. Emerging markets can include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

The economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been, and may continue to be, adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures. These economies also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in certain fixed income securities and domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some emerging countries. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental registration or approval for such repatriation. Any investment subject to such repatriation controls will be considered illiquid if it appears reasonably likely that this process will take more than seven days.

Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. In any such case, the issuer's poor or deteriorating financial condition may increase the likelihood that the investing Portfolio will experience losses or diminution in available gains due to bankruptcy, insolvency or fraud. Emerging market countries also pose the risk of nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) that could affect adversely the economies of such countries or the value of a Portfolio's investments in those countries. In addition, it may be difficult to obtain and enforce a judgment in a court outside the United States.

Portfolios that invest in emerging markets may also be exposed to an extra degree of custodial and/or market risk, especially where the securities purchased are not traded on an official exchange or where ownership records regarding the securities are maintained by an unregulated entity (or even the issuer itself).

Eurodollar Obligations: Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Eurodollar obligations are subject to the same risks as domestic issues and are also subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across its borders. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Foreign Bonds: Foreign Bonds are Fixed Income Securities issued by a government other than the United States government or a private issuer in a country other than the United States.

Foreign Currency Transactions: The U.S. dollar value of the assets of the Portfolios, to the extent they invest in securities denominated in foreign currencies, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolios may incur costs in connection with conversions between various currencies. The Portfolios may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market. The Portfolios also may manage their foreign currency transactions by entering into foreign currency forward contracts to purchase or sell foreign currencies or by using other instruments and techniques described under "Derivatives," below.

European Currency Transition: On January 1, 1999, the European Monetary Union
(EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. Implementation of this plan means that financial transactions and market information, including share quotations and company accounts, in participating countries are now denominated in Euros. Monetary policy for participating countries is uniformly managed by a new central bank, the European Central Bank (ECB).

The transition to the Euro may change the economic environment and behavior of investors, particularly in European markets. For example, the process of implementing the Euro may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences. The transition to the Euro is likely to have a significant impact on fiscal and monetary policy in the participating countries and may produce unpredictable effects on trade and commerce generally. These resulting uncertainties could create increased volatility in financial markets world-wide.

Foreign Equity Securities: Foreign Equity Securities are Equity Securities of an issuer in a country other than the United States.

Investment Funds: Some emerging market countries have laws and regulations that currently preclude direct investment or make it undesirable to invest directly in the securities of their companies. However, indirect investment in the securities of companies listed and traded on the stock exchanges in these countries is permitted by certain emerging market countries through Investment Funds that have been specifically authorized. A Portfolio may invest in these Investment Funds subject to the provisions of the 1940 Act, as applicable, and other applicable laws.

Russian Equity Securities: The registration, clearing and settlement of securities transactions involving Russian issuers are subject to significant risks not normally associated with securities transactions in the United States and other more developed markets. Ownership of Equity Securities in Russian companies is evidenced by entries in a company's share register (except where shares are held through depositories that meet the requirements of the 1940 Act) and the issuance of extracts from the register or, in certain limited cases, by formal share certificates. However, Russian share registers are frequently unreliable and a Portfolio could possibly lose its registration through oversight, negligence or fraud. Moreover, Russia lacks a centralized registry to record securities transactions and registrars located throughout Russia or the companies themselves maintain share registers. Registrars are under no obligation to provide extracts to potential purchasers in a timely manner or at all and are not necessarily subject to effective state supervision. In addition, while registrars are liable under law for losses resulting from their errors, it may be difficult for a Portfolio to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Although Russian companies with more than 1,000 shareholders are required by Russian law to employ an independent registrar, in practice, such companies have not always followed this law. Because of this lack of independence of registrars, management of a Russian company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions on the share register. Furthermore, these practices may prevent a Portfolio from investing in the securities of certain Russian companies deemed suitable by the Adviser and could cause a delay in the sale of Russian Securities by the Portfolio if the company deems a purchaser unsuitable, which may expose the Portfolio to potential loss on its investment.

In light of the risks described above, the Board of Directors of the Fund has approved certain procedures concerning the Fund's investments in Russian Securities. Among these procedures is a requirement that a Portfolio will not invest in the Equity Securities of a Russian company unless that issuer's registrar has entered into a contract with the Fund's sub-custodian containing certain protective conditions, including, among other things, the sub-custodian's right to conduct regular share confirmations on behalf of the Portfolio. This requirement will likely have the effect of precluding investments in certain Russian companies that a Portfolio would otherwise make.

Wrapper Agreements: (Capital Preservation Portfolio only)

Wrapper Agreement: Wrapper Agreements are used in order to seek to stabilize the NAV of the Capital Preservation Portfolio although the Portfolio may not be able to do so. Each Wrapper Agreement obligates the wrapper provider to maintain the "book value" of the Portfolio's assets (covered assets) up to a specified maximum dollar or percentage amount, in accordance with the terms of the Wrapper Agreement. The book value of the covered assets is their purchase price plus accrued interest on the covered assets accreted at a rate calculated in accordance with a formula specified in the Wrapper Agreement (crediting rate) less an adjustment to reflect any defaulted securities. The crediting rate is adjusted periodically. Generally the variables in the crediting rate formula are the book value and market value of the covered assets, and the duration and yield of the covered assets or an index-based approximation thereof. While the crediting rate will generally reflect movements in the market rates of interest, it may at any time be more or less than these rates or the actual interest income earned on the covered assets. The Portfolio may also be impacted by defaulted securities and cash flows tied to the purchase and redemption of shares. In no event will the crediting rate be negative, but it may be zero under the Wrapper Agreements entered into by the Portfolio.

Wrapper providers are banks, insurance companies and other financial institutions. The cost of Wrapper Agreements issued by high quality providers is typically 0.10% to 0.25% per dollar of covered assets per annum.

Generally, under the terms of a Wrapper Agreement, if the market value of the covered assets is less than the book value at the time the covered assets are liquidated for withdrawals of Portfolio interests resulting from redemptions of shares, the wrapper provider becomes obligated to pay to the Portfolio the difference. Conversely, if the Portfolio sells a security in order to fund a redemption request, at a price higher than its purchase price, plus accrued income, the Portfolio may be obligated to pay the wrapper provider the difference, although the timing of the payment would depend on the terms of the Wrapper Agreement. It is anticipated that each Wrapper Agreement will cover all covered assets up to a specified dollar or percentage amount, therefore if more than one wrapper provider becomes obligated to pay to the Portfolio the difference between book value and market value, each wrapper provider will be obligated to pay an amount as designated by their contract according to the withdrawal hierarchy specified in the Wrapper Agreement.

The terms of the Wrapper Agreements vary concerning when these payments must actually be made between the Portfolio and the wrapper provider. In some cases, payments may be due upon disposition of covered assets; other Wrapper Agreements provide for settlement of payments only upon termination of the Wrapper Agreement or total liquidation of the covered assets.

The Portfolio expects that the use of Wrapper Agreements will under most circumstances permit it to maintain a constant NAV and to pay dividends that will generally reflect over time both the interest income of, and market gains and losses on, the covered assets held by the Portfolio less the expenses of the Portfolio, including amounts payable to wrapper providers directly or through the agreed upon reduction in the crediting rate. However, there can be no guarantee that the Portfolio will maintain a constant NAV or that any shareholder will realize the same investment return as might be realized by investing directly in the Portfolio assets other than the Wrapper Agreements. For example, a default by the issuer of a Portfolio security or a wrapper provider on its obligations might result in a decrease in the value of the Portfolio assets and, consequently, the shares. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal. Additionally, a Portfolio shareholder may realize more or less than the actual investment return on the Portfolio securities through the crediting rate formula. Furthermore, there can be no assurance that the Portfolio will be able at all times to obtain Wrapper Agreements. Although it is the current intention of the Portfolio to obtain such agreements covering all of its assets (with the exceptions noted), the Portfolio may elect not to cover some or all of its assets with Wrapper Agreements should Wrapper Agreements become unavailable or should other conditions such as cost and credit constraints, in the Adviser's or sub-adviser's sole discretion, render their purchase inadvisable.

If, in the event of a default of a wrapper provider, the Portfolio were unable to obtain a replacement Wrapper Agreement, participants redeeming shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below book value. The combination of the default of a wrapper provider and an inability to obtain a replacement agreement could prevent the Portfolio from achieving its investment objective of stability of principal while earning current income that exceeds money market rates. If the Board determines that a wrapper provider is unable to make payments when due, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the book value and the market value (plus accrued interest on the underlying securities) of the applicable covered assets and the Portfolio might be unable to maintain NAV stability.

Some Wrapper Agreements require that the Portfolio maintain a specified percentage of its total assets in short-term investments (liquidity reserve). These short-term investments must be used for the payment of withdrawals from the Portfolio and Portfolio expenses. To the extent the liquidity reserve falls below the specified percentage of total assets, the Portfolio is obligated to direct all net cash flow to the replenishment of the liquidity reserve. The obligation to maintain a liquidity reserve may result in a lower return for the Portfolio than if these assets were invested in longer-term debt securities. Generally the liquidity reserve required by all Wrapper Agreements is not expected to exceed 10% of the Portfolio's total assets.

Wrapper Agreements may also require that the Portfolio comply with various conditions including, the covered assets have a specified average duration or maturity, consist of specified types of securities or be of a specified investment quality. The Portfolio will purchase Wrapper Agreements whose criteria in this regard are consistent with the Portfolio's investment objective and policies.

Wrapper Agreements may also require the disposition of securities whose ratings are downgraded below a certain level. This may limit the Portfolio's ability to hold such downgraded securities.

Wrapper Agreements are structured with a number of different features. Wrapper Agreements purchased by the Portfolio are of three basic types: (1) non-participating, (2) participating and (3) "hybrid." In addition, the Wrapper Agreements will either be of fixed-maturity or open-end maturity ("evergreen"). The Portfolio enters into particular types of Wrapper Agreements depending upon their respective cost to the Portfolio and the wrapper provider's creditworthiness, as well as upon other factors. Under most circumstances, it is anticipated that the Portfolio will enter into participating and/or hybrid Wrapper Agreements of open-end maturity.

Types of Wrapper Agreements

Non-Participating Wrapper Agreement: Under a non-participating Wrapper Agreement, the wrapper provider becomes obligated to make a payment to the Portfolio whenever the Portfolio sells covered assets at a price below book value to meet withdrawals of a type covered by the Wrapper Agreement (a "Withdrawal Event"). Conversely, the Portfolio becomes obligated to make a payment to the wrapper provider whenever the Portfolio sells covered assets at a price above their book value in response to a Withdrawal Event. In neither case is the crediting rate adjusted at the time of the Withdrawal Event. Accordingly, under this type of Wrapper Agreement, while the Portfolio is protected against decreases in the market value of the covered assets below book value, it does not realize increases in the market value of the covered assets above book value; those increases are realized by the wrapper providers.

Participating Wrapper Agreement: Under a participating Wrapper Agreement, the obligation of the wrapper provider or the Portfolio to make payments to each other typically does not arise until all of the covered assets have been liquidated. Instead of payments being made on the occurrence of each Withdrawal Event, these obligations are a factor in the periodic adjustment of the crediting rate.

Hybrid Wrapper Agreement: Under a hybrid Wrapper Agreement, the obligation of the wrapper provider or the Portfolio to make payments does not arise until withdrawals exceed a specified percentage of the covered assets, after which time payment covering the difference between market value and book value will occur. For example, a 50/50 hybrid wrap on $100 million of securities would provide for a participating wrapper be in place for the first $50 million of withdrawals which might lead to adjustments in the crediting rate, with a non-participating wrapper in place for the next $50 million of withdrawals, with those withdrawals not creating any adjustment to the crediting rate.

Fixed-Maturity Wrapper Agreement: A fixed-maturity Wrapper Agreement terminates at a specified date, at which time settlement of any difference between book value and market value of the covered assets occurs. A fixed-maturity Wrapper Agreement tends to ensure that the covered assets provide a relatively fixed rate of return over a specified period of time through bond immunization, which targets the duration of the covered assets to the remaining life of the Wrapper Agreement.

Evergreen Wrapper Agreement: An evergreen Wrapper Agreement has no fixed maturity date on which payment must be made, and the rate of return on the covered assets tends to vary and more closely track prevailing market interest rates and thus tends to rise when interest rates rise and fall when interest rates fall. An Evergreen Wrapper Agreement may be converted into a fixed-maturity Wrapper Agreement that will mature in the number of years equal to the duration of the covered assets.

Additional Risks of Wrapper Agreement:

In the event of the default of a wrapper provider, the Portfolio could potentially lose the book value protections provided by the Wrapper Agreements with that wrapper provider. However, the impact of such a default on the Portfolio as a whole may be minimal or non-existent if the market value of the covered assets thereunder is greater than their book value at the time of the default, because the wrap provider would have no obligation to make payments to the Portfolio under those circumstances. In addition, the Portfolio may be able to obtain another Wrapper Agreement from another provider to provide book value protections with respect to those covered assets. The cost of the replacement Wrapper Agreement might be higher than the initial Wrapper Agreement due to market conditions or if the market value (plus accrued interest on the underlying securities) of those covered assets is less than their book value at the time of entering into the replacement agreement. Such cost would also be in addition to any premiums previously paid to the defaulting wrap provider. If the Portfolio were unable to obtain a replacement Wrapper Agreement, shareholders redeeming shares might experience losses if the market value of the Portfolio's assets no longer covered by the Wrapper Agreement is below book value. The combination of the default of a wrap provider and an inability to obtain a replacement Wrapper Agreement could prevent the Portfolio from achieving its investment objective of seeking to provide stability of principal while earning current income that exceeds money market rates.

With respect to payments made under the Wrapper Agreements between the Portfolio and the wrap provider, some Wrapper Agreements, as noted in the Portfolio's prospectus, provide that payments may be due upon disposition of the covered assets, while others provide for payment only upon the total liquidation of the covered assets or upon termination of the Wrapper Agreement. Should multiple Wrapper Agreements cover all or the same specified covered assets up to a specified dollar amount, and if more than one wrap provider becomes obligated to pay to the Portfolio the difference between book value and market value (plus accrued interest on the underlying securities), each wrap provider would pay a pro-rata amount in proportion to the maximum dollar amount of coverage provided. Under the terms of most Wrapper Agreements, the wrap provider will have the right to terminate the Wrapper Agreement in the event that material changes are made to the Portfolio's investment objectives or limitations or to the nature of the Portfolio's operations. In such event, the Portfolio may be obligated to pay the wrap provider termination fees. The Portfolio will have the right to terminate a Wrapper Agreement for any reason. Such right, however, may also be subject to the payment of termination fees, if the termination occurs within a specified period of time. In the event of termination of a Wrapper Agreement or conversion of an Evergreen Wrapper Agreement to a fixed maturity, some Wrapper Agreements may require that the average duration of some portion of the Portfolio's securities be reduced to correspond to the fixed maturity or termination date and that such securities maintain a higher credit rating than is normally required, either of which requirements might adversely affect the return of the Portfolio.

Other Securities and Investment Techniques

Borrowing for Investment Purposes: Borrowing for investment purposes creates leverage which is a speculative characteristic. Portfolios authorized to borrow will do so only when the Advisers believe that borrowing will benefit the Portfolio after taking into account considerations such as the costs of borrowing and the likely investment returns on securities purchased with borrowed funds. Borrowing by a Portfolio will create the opportunity for increased net income but, at the same time, will involve special risk considerations. Leverage that results from borrowing will magnify declines as well as increases in a Portfolio's NAV per share and net yield. Each Portfolio that engages in borrowing expects that all of its borrowing will be made on a secured bases. The Portfolio will either segregate the assets securing the borrowing for the benefit of the lenders or arrangements will be made with a suitable sub-custodian. If assets used to secure the borrowing decrease in value, a Portfolio may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets.

Convertible Securities: Convertible Securities are securities that may be exchanged under certain circumstances for a fixed number of shares of Common Stock or other Equity Securities. Convertible Securities generally represent a feature of some other type of security, such as a Fixed Income Security or Preferred Stock, so that, for example, a Convertible Fixed Income Security would be a Fixed Income Security that is convertible into Common Stock. Convertible Securities may be viewed as an investment in the current security or the security into which the Convertible Securities may be exchanged and, therefore, are included in both the definition of Equity Security and Fixed Income Security.

Loans of Portfolio Securities: Each Portfolio may lend its investment securities to qualified institutional investors that need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest of the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. Each Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder, which currently require that (i) the borrower pledge and maintain with the Portfolio collateral consisting of liquid, unencumbered assets having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to market" on a daily basis); (iii) the loan be made subject to termination by the Portfolio at any time; and (iv) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or

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institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

Non-Publicly Traded Securities, Private Placements and Restricted Securities. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed and restricted securities. Such unlisted securities may involve a higher degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being sold, the Portfolio may be required to bear the expenses of registration.

As a general matter, a Portfolio may not invest more than 15% (10% for the Money Market Portfolio) of its net assets in illiquid securities, such as securities for which there is not a readily available secondary market or securities that are restricted from sale to the public without registration. However, certain Restricted Securities can be offered and sold to qualified institutional buyers under Rule 144A under the 1933 Act ("Rule 144A Securities") and may be deemed to be liquid under guidelines adopted by the Fund's Board of Directors. The Portfolios may invest without limit in liquid Rule 144A Securities. Rule 144A Securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities.

Preferred Stocks: Preferred Stocks are securities that evidence ownership in a corporation and pay a fixed or variable stream of dividends. Preferred Stocks have a preference over Common Stocks in the event of the liquidation of an issuer and usually do not carry voting rights. Because Preferred Stocks pay a fixed or variable stream of dividends they have many of the characteristics of a Fixed Income Security and are, therefore, included in both the definition of Equity Security and Fixed Income Security.

Reverse Repurchase Agreements: Under a Reverse Repurchase Agreement, a Portfolio sells a security and promises to repurchase that security at an agreed upon future date and price. The price paid to repurchase the security reflects interest accrued during the term of the agreement. The Portfolio will earmark cash or liquid assets or establish a segregated account holding cash and other liquid assets in an amount not less than the purchase obligations of the agreement. Reverse Repurchase Agreements may be viewed as a speculative form of borrowing called leveraging. A Portfolio may invest in reverse repurchase agreements if (i) interest earned from leveraging exceeds the interest expense of the original reverse repurchase transaction and (ii) proceeds from the transaction are not invested for longer than the term of the Reverse Repurchase Agreement.

Short Sales: A short sale is a transaction in which the Portfolio sells securities it owns or has the right to acquire at no added cost (i.e., "against the box") or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Portfolio arranges through a broker to borrow the securities and, in so doing, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Portfolio intends to replace the securities at a lower price and therefore, profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Portfolio makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Portfolio replaces the borrowed securities. The Portfolio may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

The Portfolio's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or other liquid assets. In addition, the Portfolio will earmark cash or liquid assets or place in a segregated account an amount of cash or other liquid assets equal to the difference, if any, between (i) the market value of the securities sold at the time they were sold short, and (ii) any cash or other liquid securities deposited as collateral with the broker in connection with the short sale. Short sales by the Portfolio involve certain risks and special considerations. If the Advisers incorrectly predict that the price of the borrowed security will decline, the Portfolio will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security, because losses from short sales may be unlimited, whereas losses from purchases can equal only the total amount invested.

Structured Investments: Structured Investments are securities that are convertible into, or the value of which is based upon the value of, other fixed income or equity securities or indices upon certain terms and conditions. The amount a Portfolio receives when it sells a Structured Investment or at maturity of a Structured Investment is not fixed, but is based on the price of the underlying security or index. Particular Structured Investments may be designed so that they move in conjunction with or differently from their underlying security or index in terms of price and volatility. It is impossible to predict whether the underlying index or price of the underlying security will rise or fall, but prices of the underlying indices and securities (and, therefore, the prices of Structured Investments) will be influenced by the same types of political and economic events that affect particular issuers of fixed income and equity securities and capital markets generally. Structured Investments also may trade differently from their underlying securities. Structured Investments generally trade on the secondary market, which is fairly developed and liquid. However, the market for such securities may be shallow compared to the market for the underlying securities or the underlying index. Accordingly, periods of high market volatility may affect the liquidity of Structured Investments, making high volume trades possible only with discounting.

Structured Investments are a relatively new innovation and may be designed to have various combinations of equity and fixed income characteristics. The following sections describe four of the more common types of Structured Investments. The Portfolios may invest in other Structured Investments, including those that may be developed in the future, to the extent that the Structured Investments are otherwise consistent with a Portfolio's investment objective and policies.

Structured Notes: Structured Notes are derivative securities for which the amount of principal repayment and/or interest payments is based upon the movement of one or more "factors." These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices, such as the S&P 500. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. Structured Notes may be designed to have particular quality and maturity characteristics and may vary from money market quality to below investment grade. Depending on the factor used and the use of multipliers or deflators, however, changes in interest rates and movement of the factor may cause significant price fluctuations or may cause particular Structured Notes to become illiquid. The Portfolios will use Structured Notes to tailor their investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

Temporary Borrowing: Each Portfolio is permitted to borrow from banks (and in the case of the Technology, Targeted Duration, Capital Preservation, and Investment Grade Fixed Income Portfolios from banks and other entities) for extraordinary or emergency purposes. For example, the Portfolios may borrow for temporary defensive purposes or to meet shareholder redemptions when the Advisers believe that it would not be in the best interests of a Portfolio to liquidate portfolio holdings. A Portfolio will not purchase additional securities while temporary borrowings exceed 5% of its total assets.

The Board of Directors of the Fund has approved procedures whereby the Portfolios together with other investment companies advised by the Advisers or their affiliates may enter into a joint line of credit arrangement with a bank. Each Portfolio would be liable only for its own temporary borrowings under the joint line of credit arrangements.

When-Issued and Delayed Delivery Securities: When-Issued and Delayed Delivery Securities are securities purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment, but will take place no more than 120 days after the trade date. The payment obligation and the interest rates that will be received are each fixed at the time a Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. When a Portfolio agrees to purchase When-Issued or Delayed Delivery Securities, it will earmark or segregate cash or liquid securities in an amount equal to the Portfolio's commitment to purchase these securities.

Derivatives

The Portfolios are permitted to utilize various exchange-traded and over-the-counter derivative instruments and derivative securities, both for hedging and non-hedging purposes. Permitted derivative products include, but are not limited to futures contracts ("futures"); forward contracts

("forwards"); options; swaps, caps, collars and floors; structured notes; and other derivative products yet to be developed, so long as these new products are used in a manner consistent with the objectives of the Portfolios. These derivative products may be based on a wide variety of underlying rates, indices, instruments, securities and other products, such as interest rates, foreign currencies, foreign and domestic fixed income and equity securities, groups or "baskets" of securities and securities indices (for each derivative product, the "underlying"). Each of the Equity Growth, U.S. Real Estate, Emerging Markets Debt, Global Value Equity, International Magnum, Emerging Markets Equity, Asian Equity, Latin American, Active International Allocation and Technology Portfolios will limit its use of derivatives for non-hedging purposes to 33 1/3% of its total assets measured by the aggregate notional amount of outstanding derivatives. The Fixed Income, Investment Grade Fixed Income, High Yield, Targeted Duration, Capital Preservation, Core Equity, Value, Mid Cap Growth, Mid Cap Value, International Fixed Income, Balanced and Multi-Asset-Class Portfolios will not enter into futures to the extent that each Portfolio's outstanding obligations to purchase securities under these contracts, in combination with its outstanding obligations with respect to options, would exceed 50% of its total assets. The Money Market Fund will not use derivatives. The Portfolios' investments in forwards or other derivatives used for hedging purposes are not subject to the foregoing limits.

The term hedging, generally, means that a Portfolio is using a derivative product as a way to reduce or limit risk. For example, a Portfolio may hedge in order to limit the effects of a change in the value of a particular foreign currency versus the U.S. dollar or a Portfolio could use a portion of its cash to buy securities futures in order to hedge the risk of not being fully invested. The Portfolios also may use certain complex hedging techniques. For example, a Portfolio may use a type of hedge known as a cross hedge or a proxy hedge, where the Portfolio hedges the risk associated with one underlying by purchasing or selling a derivative product with an underlying that is different. There is no limit on the use of forwards or other derivative products for hedging purposes.

The Portfolios may use derivative products under a number of different circumstances to further their investment objectives. For example, a Portfolio may purchase derivatives to gain exposure to a market or currency quickly in response to changes in the Portfolio's investment strategy, upon the inflow of investable cash or when the derivative provides greater liquidity than the underlying market. A Portfolio may use derivatives when it is restricted from directly owning the "underlying" or when derivatives provide a pricing advantage or lower transaction costs. The Portfolios also may purchase combinations of derivatives in order to gain exposure to an investment in lieu of actually purchasing such investment. Derivatives may also be used by a Portfolio for hedging or risk management purposes and in other circumstances when the Adviser believes it advantageous to do so consistent with the Portfolio's investment objectives and policies. The Portfolios will not use derivatives in a manner that creates leverage, except to the extent that the use of leverage is expressly permitted by a particular Portfolio's investment policies, and then only in a manner consistent with such policies. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid assets or place them in a segregated account in an amount necessary to cover the Portfolio's obligations under such derivative transactions.

The use of derivative products is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolios will be less favorable than it would have been if these investment techniques had not been used. Some of the derivative products in which the Portfolios may invest and some of the risks related thereto are described in further detail below.

Foreign Currency Forward Contracts: A foreign currency forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades. The Portfolios may enter into foreign currency forward contracts in many circumstances. For example, when a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received. For example, when any of the Portfolios anticipates that the currency of a particular foreign country may suffer a decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars to sell the amount of foreign currency approximating the value of some or all of such Portfolio's securities denominated in such foreign currency. Similarly, when any of the Portfolios anticipates that the U.S. dollar may suffer a decline against a foreign currency it may enter into a foreign currency forward contract to buy that currency for a fixed amount. However, it may not be practicable to hedge currency in all markets, particularly emerging markets.

The precise matching of the forward contract amounts and the value of the securities involved generally will not be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Under normal circumstances, consideration of the prospect for changes in the values of currency will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Advisers believe that it is important to have the flexibility to enter into such forward contracts when each determines that it is in the best interests of a Portfolio. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Portfolio will earmark cash or liquid assets or place them into a segregated account in an amount necessary to cover the Portfolio's obligations under such foreign currency forward contracts.

The Portfolios generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, a Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that such Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

If a Portfolio retains the portfolio security and engages in an offsetting transaction, such Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between a Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, such Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, such Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The Portfolios are not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuation in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Futures Contracts (Futures) and Forward Contracts (Forwards): The Portfolios may purchase and sell futures contracts, including futures on securities indices, baskets of securities, foreign currencies and interest rates of the type generally known as financial futures. These are standardized contracts that are bought and sold on organized exchanges. A futures contract obligates a party to buy or sell a specific amount of the "underlying," such as a particular foreign currency, on a specified future date at a specified price or to settle the value in cash.

The Portfolios may also purchase and sell forward contracts, such as forward rate agreements and other financial forward contracts. The Portfolios may also use foreign currency forward contracts which are separately discussed under "Foreign Currency Forward Contracts." These forward contracts are privately negotiated and are bought and sold in the over-the-counter market. Like a future, a forward contract obligates a party to buy or sell a specific amount of the underlying on a specified future date at a specified price. The terms of the forward contract are customized. Forward contracts, like other over-the- counter contracts that are negotiated directly with an individual counterparty, subject the Portfolio to the risk of counterparty default.

In some cases, the Portfolios may be able to use either futures contracts, forward contracts or exchange-traded or over-the-counter options to accomplish similar purposes. In all cases, the Portfolios will use these products only as permitted by applicable laws and regulations. Some of the ways in which the Portfolios may use futures contracts, forward contracts and related options are as follows:

The Portfolios may sell securities index futures contracts and/or options thereon in anticipation of or during a market decline to attempt to offset the decrease in market value of investments in its portfolio, or may purchase securities index futures or options in order to gain market exposure. There currently are limited securities index futures and options on such futures in many countries, particularly emerging markets. The nature of the strategies adopted by the Advisers, and the extent to which those strategies are used, may depend on the development of such markets. The Portfolios may also purchase and sell foreign currency futures to lock in rates or to adjust their exposure to a particular currency.

The Portfolios may engage in transactions in interest rate futures and related products. The value of these contracts rises and falls inversely with changes in interest rates. The Portfolios may engage in such transactions to hedge their holdings of debt instruments against future changes in interest rates or for other purposes.

Gains and losses on future contracts, forward contracts and related options depend on the Adviser's ability to predict correctly the direction of movement of securities prices, interest rates and other economic factors. Other risks associated with the use of these instruments include (i) imperfect correlation between the changes in market value of investments held by a Portfolio and the prices of derivative products relating to investments purchased or sold by the Portfolio, and (ii) possible lack of a liquid secondary market for a derivative product and the resulting inability to close out a position. A Portfolio will seek to minimize the risk by only entering into transactions for which there appears to be a liquid exchange or secondary market. In some strategies, the risk of loss in trading on futures and related transactions can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in pricing.

Under rules adopted by the Commodity Futures Trading Commission (the "CFTC"), each Portfolio may, without registering with the CFTC as a Commodity Pool Operator, enter into futures contracts and options thereon for both hedging and non-hedging purposes, provided that not more than 5% of such Portfolio's total assets at the time of entering the transaction are required as margin and option premiums to secure obligations under such contracts relating to non-bona fide hedging activities.

Options: The Portfolios may seek to increase their returns or may hedge their portfolio investments through options transactions with respect to individual securities, indices or baskets in which such Portfolios may invest; other financial instruments; and foreign currency. Various options may be purchased and sold on exchanges or over-the-counter markets.

Each Portfolio may purchase put and call options. Purchasing a put option gives a Portfolio the right, but not the obligation, to sell the underlying (such as a securities index or a particular foreign currency) at the exercise price either on a specific date or during a specified exercise period. The purchaser pays a premium to the seller (also known as the writer) of the option.

Each Portfolio also may write put and call options on investments held in its portfolio, as well as foreign currency options. A Portfolio that has written an option receives a premium that increases the Portfolio's return on the underlying in the event the option expires unexercised or is closed out at a profit. However, by writing a call option, a Portfolio will limit its opportunity to profit from an increase in the market value of the underlying above the exercise price of the option. By writing a put option, a Portfolio will be exposed to the amount by which the price of the underlying is less than the strike price.

By writing an option, a Portfolio incurs an obligation either to buy (in the case of a put option) or sell (in the case of a call option) the underlying from the purchaser of the option at the option's exercise price, upon exercise by the purchaser. Pursuant to guidelines established by the Board of Directors, the Portfolios may only write options that are "covered." A covered call option means that until the expiration of the option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will continue to own (i) the underlying; (ii) securities or instruments convertible or exchangeable without the payment of any consideration into the underlying; or (iii) a call option on the same underlying with a strike price no higher than the price at which the underlying was sold pursuant to a short option position. In the case of a put option, the Portfolio will either earmark or segregate sufficient liquid assets to cover its obligations under the option or will own another put option on the same underlying with an equal or higher strike price.

There currently are limited options markets in many countries, particularly emerging market countries, and the nature of the strategies adopted by the Advisers and the extent to which those strategies are used will depend on the development of these options markets. The primary risks associated with the Portfolios' use of options as described include (i) imperfect correlation between the change in market value of investments held, purchased or sold by a Portfolio and the prices of options relating to such investments, and (ii) possible lack of a liquid secondary market for an option.

Swaps, Caps, Collars and Floors: Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a particular "notional amount." As with many of the other derivative products available to the Portfolios, the underlying may include an interest rate (fixed or floating), a currency exchange rate, a commodity price index, and a security, securities index or a combination thereof. A great deal of flexibility is possible in the way the products may be structured, with the effect being that the parties may have exchanged amounts equal to the return on one rate, index or group of securities for another. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other makes payments equivalent to a specified interest rate index. A Portfolio may engage in simple or more complex swap transactions involving a wide variety of underlyings. The currency swaps that the Portfolios may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

Caps, collars and floors are privately-negotiated option-based derivative products. A Portfolio may use one or more of these products in addition to or in lieu of a swap involving a similar rate or index. As in the case of a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. As in the case of swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged and thus is not at risk. A collar is a combination product in which the same party, such as the Portfolio, buys a cap from and sells a floor to the other party. As with put and call options, the amount at risk is limited for the buyer, but, if the cap or floor in not hedged or covered, may be unlimited for the seller. Under current market practice, caps, collars and floors between the same two parties are generally documented under the same "master agreement." In some cases, options and forward agreements may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted and only a single payment would be made.

Swaps, caps, collars and floors are credit-intensive products. A Portfolio that enters into a swap transaction bears the risk of default, i.e. nonpayment, by the other party. The guidelines under which each Portfolio enters derivative transactions, along with some features of the transactions themselves, are intended to reduce these risks to the extent reasonably practicable, although they cannot eliminate the risks entirely. Under guidelines established by the Board of Directors, a Portfolio may enter into swaps only with parties that meet certain credit rating guidelines. Consistent with current market practices, a Portfolio will generally enter into swap transactions on a net basis, and all swap transactions with the same party will be documented under a single master agreement to provide for net payment upon default. In addition, a Portfolio's obligations under an agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued, but unpaid, net amounts owed to the other party to a master agreement will be covered by the maintenance of a segregated account consisting of cash or liquid securities.

Interest rate and total rate of return (fixed income or equity) swaps generally do not involve the delivery of securities, other underlying assets, or principal. In such case, if the other party to an interest rate or total rate of return swap defaults, a Portfolio's risk of loss will consist of the payments that a Portfolio is contractually entitled to receive from the other party. This may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other. If there is a default by the other party, a Portfolio may have contractual remedies under the agreements related to the transaction.

Taxes

The following is only a summary of certain additional federal income and excise tax considerations generally affecting the Portfolios and their shareholders that are not described in the Portfolios' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or their shareholders, and the discussion here and in the Portfolios' prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

The following general discussion of certain federal income and excise tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

Federal Income Tax Treatment of Dividends and Distributions

Shares of the Portfolios will be purchased by life insurance companies for their separate accounts under variable annuity contracts and variable life insurance policies and by other entities under qualified pension and retirement plans. Under the provisions of the Code currently in effect, net income and net realized capital gains of Portfolios of the Fund are not currently taxable when left to accumulate within a variable annuity contract or variable life insurance policy or under a qualified pension or retirement plan.

Section 817(h) of the Code provides that the investments of a separate account underlying a variable insurance contract (or the investments of a mutual fund, the shares of which are owned by the variable separate account) must be "adequately diversified" in order for the contract to be treated as an annuity or as life insurance for federal income tax purposes. The Treasury Department has issued regulations explaining these diversification requirements. Each Portfolio intends to comply with such requirements.

For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Fund and federal income taxation of owners of the company's variable annuity contracts or variable life insurance policies, refer to the life insurance company's variable annuity contract or variable life insurance policy prospectus.

Qualification as a Regulated Investment Company

The Fund intends that each of its Portfolios qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. Accordingly, each Portfolio must, among other things (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to security loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income derived with respect to its business of investing in such stock, securities or currencies, including generally, certain gains from options, futures and forward contracts; and (b) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, U. S. Government securities, securities or other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the

Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U. S. Government securities or securities of other
RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or businesses. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to a Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement. For purposes of the diversification requirement described above, a Portfolio will not be treated as in violation of such requirement as a result of a discrepancy between the value of its various investments and the diversification percentages described above, unless such discrepancy exists immediately following the acquisition of any security or other property and is wholly or partly the result of such acquisition. Moreover, even in the event of noncompliance with the diversification requirement as of the end of any given quarter, a Portfolio is permitted to cure the violation by eliminating the discrepancy causing such noncompliance within a period of 30 days from the close of the relevant quarter.

In addition to the requirements described above, in order to qualify as a RIC, each Portfolio must distribute at least 90% of each Portfolio's net investment income (that generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, if any, to shareholders (the "Distribution Requirement"). If a Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or net realized capital gains that it distributes to shareholders.

Although each Portfolio intends to distribute substantially all of its net investment income and may distribute its net realized capital gains for any taxable year, a Portfolio will be subject to federal income taxation to the extent any such income or gains are not distributed.

Some of the Portfolios may make investments in securities (such as STRIPS) that bear "original issue discount" or "acquisition discount" (collectively, "OID Securities"). The holder of such securities is deemed to have received interest income even though no cash payments have been received. Accordingly, OID Securities may not produce sufficient current cash receipts to match the amount of net investment income a Portfolio must distribute to satisfy the Distribution Requirement. In some cases, a Portfolio may have to borrow money or dispose of other investments in order to make sufficient cash distributions to satisfy the Distribution Requirement.

If a Portfolio fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of such Portfolio's current and accumulated earnings and profits. In this event, distributions generally will be eligible for the dividends-received deduction for corporate shareholders.

Positions held by a Portfolio in certain regulated futures contracts and foreign currency contracts ("Section 1256 Contracts") will generally be marked-to-market (i.e., treated as though sold for fair market value) on the last business day of the Portfolio's taxable year and all gain or loss associated with such transactions (except certain currency gains covered by Section 988 of the Code ) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of the Section 1256 mark-to- market rules may be to accelerate income or to convert what otherwise would have been long-term capital gain into short-term capital gain or short-term capital losses into long-term capital losses within a Portfolio. The acceleration of income on Section 1256 Contracts may require a Portfolio to accrue taxable income without a corresponding receipt of cash. In order to generate enough cash to satisfy the Distribution Requirement, a Portfolio may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources. Any or all of these rules may, therefore, affect the amount, character or timing of income earned and, in turn, affect the application of the Distribution Requirement to a particular Portfolio.

Short sales engaged in by a Portfolio may reduce the holding period of property held by a Portfolio which is substantially identical to the property sold short. This rule may have the effect of converting capital gains recognized by the Portfolio from long-term to short-term as well as converting capital losses recognized by the Portfolio from short-term to long-term.

Federal Excise Tax

No Portfolio will be subject to the 4% excise tax normally imposed on RICs that do not distribute substantially all of their income and gains each calendar year, because that tax does not apply to a RIC whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity accounts and/or variable life insurance policies, and certain trusts under qualified pension and retirement plans.

Foreign Income Taxes

Each Portfolio that invests in foreign securities may be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, thus reducing the net amount available for distribution to a Portfolio's shareholders. The United States has entered into tax treaties with many foreign countries that may entitle a Portfolio to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance because the amount of a Portfolio's assets to be invested within various countries is not known.

State and Local Tax Considerations

Rules of U.S. state and local taxation of dividend and capital gains distributions from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other U.S. state and local tax rules regarding an investment in a Portfolio.

Purchase of Shares

The purchase price of each Portfolio of the Fund is the NAV next determined after the order is received by the Fund or its designee. For each Portfolio of the Fund (other than the Money Market Fund), an order received prior to the close of the New York Stock Exchange (the "NYSE") (normally 4:00 p.m. Eastern
Time) will be executed at the price computed on the date of receipt; and an order received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Fund's transfer agent receives payment by check or in Federal Funds. The Fund determines the NAV per share for shares of the Money Market Portfolio as of 12:00 noon Eastern Time on each day that the NYSE is open for business. Shares of each Portfolio may be purchased on any day the NYSE is open. The NYSE will be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and typically on the preceding Friday or subsequent Monday when any of these holidays falls on a Saturday or Sunday, respectively.

The Fund may accept late day orders from participating insurance companies. In a late day order, all orders received by a participating insurance company on a business day are aggregated and the insurance company places a net purchase or redemption order for shares of one or more Portfolios later that day or the morning of the next business day. These orders are normally executed at the NAV that was computed at the close of the day on which the insurance company received the order.

Each Portfolio reserves the right in its sole discretion to suspend the offering of its shares and to reject purchase orders when in the judgment of management such rejection is in the best interest of the Portfolio.

Redemption of Shares

Redemptions: The Fund normally makes payment for all shares redeemed within one business day of receipt of the request, and in no event more than seven days after receipt of a redemption request in good order. Each Portfolio may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the SEC may permit.

Distributions In Kind: If the Board of Directors determines that it would be detrimental to the best interests of the shareholders of a Portfolio to make a redemption payment wholly in cash, and subject to applicable agreements with life insurance companies and other qualified investors, the Fund may pay all or a portion of a redemption by a distribution in kind of portfolio securities in lieu of cash. The Fund has elected under Rule 18f-1 of the 1940 Act to commit to pay in cash any request for redemption during any 90 day period up to the lesser of $250,000 or 1% of net assets at the beginning of the period. Securities issued in a distribution in kind will be readily marketable, although shareholders receiving distributions in kind may incur brokerage commissions when subsequently selling shares of those securities.

Investment Limitations

Fundamental Limitations

Each current Portfolio has adopted the following restrictions, which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. Each Portfolio of the Fund will not:

(1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling futures contracts or options thereon or from investing in securities or other instruments backed by physical commodities);

(2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

(3) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

(4) except with respect to the International Fixed Income, Emerging Markets Equity, Emerging Markets Debt, International Magnum, Latin American, U.S. Real Estate and Technology Portfolios (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

(5) issue senior securities and will not borrow, except from banks (and in the case of the Technology, Targeted Duration, Capital Preservation, and Investment Grade Fixed Income Portfolios from banks and other entities) in an amount not in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities;

(6) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

(7) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, that (i) there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (in the case of the Money Market Portfolio) instruments issued by U.S. banks; (ii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (iii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iv) ABSs will be classified according to the underlying assets securing such securities; and provided further that the U.S. Real Estate Portfolio may invest more than 25% of its total assets in the U.S. real estate industry; the Latin American Portfolio may invest more than 25% of its assets in securities of companies in the telecommunications industry or financial services industry; and the Technology Portfolio may invest more than 25% of its assets in securities of companies in the technology or technology related industries.

In accordance with Fundamental Restriction No. (7), the Latin American Portfolio will only invest more than 25% of its total assets in companies involved in the telecommunications industry or financial services industry if the Board of Directors determines that the Latin American markets are dominated by securities of issuers in such industries and that, in light of the anticipated return, investment quality, availability and liquidity of the issuers in such industries, the Portfolio's ability to achieve its investment objective would, in light of the investment policies and limitations, be materially adversely affected if the Portfolio was not able to invest greater than 25% of its total assets in such industries. The Board of Directors has made the foregoing determination with respect to the telecommunications industry and, accordingly, the Latin American Portfolio will invest between 25% and 50% of its assets in securities of issuers engaged in the telecommunications industry.

Non-fundamental Limitations

In addition, each current Portfolio of the Fund has adopted the following non-fundamental investment limitations, which may be changed by the Board without shareholder approval. Each current Portfolio of the Fund will not:

(1) sell short (other than "against the box") unless the Portfolio's obligation is covered by unencumbered liquid assets in a segregated account and by collateral held by the lending broker; provided that transactions in futures contracts and options are not deemed to constitute selling securities short (this limitation does not apply to the Technology Portfolio);

(2) invest its assets in securities of any investment company except as may be permitted by the 1940 Act;

(3) invest more than an aggregate of 15% of the net assets of the Portfolio (10% in the case of the Money Market Portfolio), determined at the time of investment, in illiquid securities;

(4) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitations as described in the prospectus) that are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions and, in the case of the High Yield Portfolio, institutional investors, so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the SEC thereunder;

(5) purchase on margin, except for use of short-term credit as may be necessary for the clearance of purchases and sales of securities, but it may make margin deposits in connection with transactions in options, futures, and options on futures; and

(6) except in the case of the Emerging Markets Debt, Latin American and Technology Portfolios, borrow money, other than temporarily or for extraordinary or emergency purposes or purchase additional securities when borrowings exceed 5% of total (gross) assets.

Each of the International Fixed Income, Emerging Markets Debt, Emerging Markets Equity, International Magnum, Latin American, U.S. Real Estate and Technology Portfolios will diversify its holdings so that, at the close of each quarter of its taxable year or within 30 days thereafter, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash (including cash items and receivables), U.S. Government securities, and other securities, with such other securities limited, in respect of any one issuer, for purposes of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities). Prior to the close of each quarter (or within 30 days thereafter), the Portfolio's holdings may be less diversified and are not required to satisfy any diversification test.

The percentage limitations contained in these restrictions apply at the time of purchase of securities. Future Portfolios of the Fund may adopt different limitations.

The investments of life insurance company separate accounts made under variable annuity contracts and variable life insurance policies are subject to state insurance laws and regulations. The Fund and its Portfolios will, when required, comply with investment restrictions imposed under such laws and regulations on life insurance company separate accounts investing in the Portfolios.

In addition, Section 817(h) of the Code requires that the assets of each Portfolio be adequately diversified so that insurance companies, and not variable contract owners, are considered the owners for federal income tax purposes of the assets held in the separate accounts. To meet the diversification requirements of regulations issued under Section 817(h), each Portfolio will meet the following test: no more than 55% of the assets will be invested in any one investment; no more than 70% of the assets will be invested in any two investments; no more than 80% of the assets will be invested in any three investments; and no more than 90% will be invested in any four investments. Each Portfolio must meet the above diversification requirements within 30 days of the end of each calendar quarter.

Determining Maturities of Certain Instruments

Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (a) a government obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate;
(c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand; (d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities. In addition, for securities that are subject to prepayments, the weighted average life of the security will be used in the weighted average maturity calculation instead of the stated maturity date on the instrument. The weighted average life of a security takes into consideration the impact of prepayments on the length of time the security will be outstanding and typically indicates an actual maturity that is shorter than the maturity date stated on the face of the instrument. Management of the Fund

Officers and Directors

The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Directors and officers of the Fund are also directors and officers of some or all of the funds in the Fund Complex (defined below) or other investment companies managed, administered, advised or distributed by the Advisers or their affiliates. One Director and all of the officers of the Fund are directors, officers or employees of the Fund's advisers, distributor or administrators. The other Directors have no affiliation with the Fund's advisers, distributor or administrators and are not "Interested Persons" as defined under Section 2(a)(19) of the 1940 Act (the "Independent Directors").

The following tables provide important information about the Directors and officers of the Fund.

INDEPENDENT DIRECTORS

                                                                                         Number of
                                                                                         Funds in
                             Position(s)     Term of Office and   Principal              Fund Complex
Name, Age and Address of     Held with       Length of Time       Occupation(s) During   Overseen by    Other Directorships
Independent Director         Registrant      Served*              Past 5 Years           Director**     Held by Director
------------------------     -----------     ------------------   --------------------   ------------   -------------------
John D. Barret II (66)       Director        Director since May   Chairman and           16             Director of the
Barrett Associates, Inc.                     1995.                Director of Barrett                   Ashforth Company (real
565 Fifth Avenue                                                  Associates, Inc.                      estate).
New York, NY  10017                                               (investment
                                                                  counseling); Chairman,
                                                                  and formerly Director,
                                                                  of the Barrett Growth
                                                                  Fund; Limited Partner,
                                                                  Long Meadow Holdings,
                                                                  LP.

Thomas P. Gerrity (60)       Director        Director since       Professor of           16             Director of Sunoco (oil
219 Grays Lane                               October 2001.        Management, and                       refining), Fannie Mae
Haverford, PA  19041                                              formerly Dean,                        (mortgage finance), Reliance
                                                                  Wharton School of                     Group Holdings (insurance),
                                                                  Business, University                  CVS  Corporation (retail
                                                                  of Pennsylvania;                      pharmacy), Knight-Ridder,
                                                                  formerly Director of                  Inc. and Internet Capital
                                                                  IKON Office Solutions,                Group (newspapers).
                                                                  Inc. (office equipment),
                                                                  Fiserv (financial
                                                                  services), Digital
                                                                  Equipment Corporation
                                                                  (computer equipment),
                                                                  ICG Commerce, Inc.
                                                                  (internet commerce),
                                                                  Investor Force
                                                                  Holdings, Inc.
                                                                  (institutional
                                                                  investment information
                                                                  services) and Union
                                                                  Carbide Corporation (chemicals).

----------
* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investments LP and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investments LP (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

                                                                                         Number of
                                                                                         Funds in
                             Position(s)     Term of Office and   Principal              Fund Complex
Name, Age and Address of     Held with       Length of Time       Occupation(s) During   Overseen by    Other Directorships
Independent Director         Registrant      Served*              Past 5 Years           Director**     Held by Director
------------------------     -----------     ------------------   --------------------   ------------   -------------------
Gerard E. Jones (65)         Director        Director since       Of Counsel, Shipman    16             Director of Tractor
Shipman & Goodwin LLP                        September 1988.      & Goodwin LLP (law                    Supply Company,
43 Arch Street                                                    firm).                                Tiffany Foundation and
Greenwich, CT  06830                                                                                    Fairfield County
                                                                                                        Foundation.

Joseph J. Kearns (59)        Director        Director since       Investment             16             Director of Electro
6287 Via Escondido                           October 2001.        consultant; formerly                  Rent Corporation (equipment
Malibu, CA  90265                                                 CFO of the J. Paul                    leasing) and The Ford Family
                                                                  Getty Trust.                          Foundation.

Vincent R. McLean (70)       Director        Director since       Formerly Executive     16             Director of Legal and
702 Shackamaxon Dr.                          October 2001.        Vice President,                       General America Inc.
Westfield, NJ  07090                                              Chief Financial                       (insurance), Banner Life
                                                                  Officer, Director                     Insurance Co. and William
                                                                  and Member of the                     Penn Life Insurance Company
                                                                  Executive Committee                   of New York.
                                                                  of Sperry
                                                                  Corporation (now
                                                                  part of Unisys
                                                                  Corporation).

----------
* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investments LP and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investments LP (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

                                                                                              Number of
                                                                                              Funds in
                             Position(s)     Term of Office and   Principal                   Fund Complex
Name, Age and Address of     Held with       Length of Time       Occupation(s) During        Overseen by    Other Directorships
Independent Director         Registrant      Served*              Past 5 Years                Director**     Held by Director
------------------------     -----------     ------------------   --------------------        ------------   -------------------
C. Oscar Morong, Jr. (66)    Director        Director since       Managing Director of        16             Trustee and Chairman
1385 Outlook Drive West                      October 2001.        Morong Capital                             of the mutual funds in
Mountainside, NJ  07092                                           Management; formerly                       the Smith
                                                                  Senior Vice                                Barney/CitiFunds fund
                                                                  President and                              complex.
                                                                  Investment Manager
                                                                  for CREF, TIAA-CREF
                                                                  Investment
                                                                  Management, Inc.;
                                                                  formerly Director of
                                                                  the Indonesia Fund,
                                                                  the Landmark Funds
                                                                  and the Ministers
                                                                  and Missionaries
                                                                  Benefit Board of
                                                                  American Baptist
                                                                  Churches.


William G. Morton, Jr. (64)  Director        Director since       Chairman Emeritus           16             Director of Radio
100 Franklin Street                          February 2000.       and former Chief                           Shack Corporation
Boston, MA  02110                                                 Executive Officer of                       (electronics).
                                                                  Boston Stock
                                                                  Exchange.

----------
* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investments LP and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investments LP (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

                                                                                           Number of
                                                                                           Funds in
                             Position(s)     Term of Office and   Principal                Fund Complex
Name, Age and Address of     Held with       Length of Time       Occupation(s) During     Overseen by    Other Directorships
Independent Director         Registrant      Served*              Past 5 Years             Director**     Held by Director
------------------------     -----------     ------------------   --------------------     ------------   -------------------
Michael E. Nugent (65)       Director        Director since       General Partner of       115            None
c/o Triumph Capital, L.P.                    July 2001.           Triumph Capital,
237 Park Avenue                                                   L.P., (a private
New York, NY  10017                                               investment
                                                                  partnership); Chairman
                                                                  of the Insurance
                                                                  Committee and Director
                                                                  or Trustee of various
                                                                  U.S. registered
                                                                  investment companies
                                                                  managed by Morgan
                                                                  Stanley Investors Inc.;
                                                                  formerly Vice
                                                                  President, Bankers
                                                                  Trust Company and BT
                                                                  Capital Corporation.

Fergus Reid (69)             Director        Director since       Chairman and Chief       16             Trustee and Director
85 Charles Colman Blvd.                      May 1995.            Executive Officer of                    of approximately 30
Pawling, NY  12564                                                Lumelite Plastics                       investment companies
                                                                  Corporation.                            in the JPMorgan Funds
                                                                                                          complex managed by JP
                                                                                                          Morgan Investment
                                                                                                          Management Inc.

----------
* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investments LP and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investments LP (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

INTERESTED DIRECTORS

                                                                                         Number of
                                                                                         Funds in
                          Position(s)     Term of Office and      Principal              Fund Complex
Name, Age and Address of  Held with       Length of Time          Occupation(s) During   Overseen by    Other Directorships
Independent Director      Registrant      Served*                 Past 5 Years           Director**     Held by Director
------------------------  -----------     ------------------      --------------------   ------------   -------------------
Ronald E. Robison (63)    President and   President (since        Chief Global           16             None
1221 Avenue of the        Director        March 2001) Director    Operations Officer
Americas                                  since October 2001.     and Managing
New York, NY  10020                                               Director of Morgan
                                                                  Stanley Investment
                                                                  Management Inc;
                                                                  Managing Director of
                                                                  Morgan Stanley & Co.
                                                                  Incorporated;
                                                                  formerly, Managing
                                                                  Director and Chief
                                                                  Operating Officer of
                                                                  TCW Investment
                                                                  Management Company.

----------
* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investments LP and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investments LP (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

                                                                                      Number of
                                                                                      Funds in
                          Position(s)     Term of Office and   Principal              Fund Complex
Name, Age and Address of  Held with       Length of Time       Occupation(s) During   Overseen by    Other Directorships
Independent Director      Registrant      Served*              Past 5 Years           Director**     Held by Director
------------------------  -----------     ------------------   --------------------   ------------   -------------------
Barton M. Biggs (69)      Chairman of     Director since May   Chairman, Director     16             None
1221 Avenue of the        the Board of    1995.                and Managing
Americas                  Directors and                        Director of Morgan
New York, NY  10020       Director                             Stanley Investment
                                                               Management Inc. and
                                                               Chairman and
                                                               Director of Morgan
                                                               Stanley Investment
                                                               Management Limited;
                                                               Managing Director of
                                                               Morgan Stanley & Co.
                                                               Incorporated; Member
                                                               of the Yale
                                                               Development Board.

----------
* Each Director serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all funds advised by Morgan Stanley Investments LP and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investments LP (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

OFFICERS:

Name, Age and Address of Executive       Position(s)                                        Principal Occupation(s) During
Officer                                  Held with Registrant     Length of Time Served     Past 5 Years
----------------------------------       --------------------     ---------------------     ------------------------------
James Garrett (33)                       Treasurer                Treasurer since           Vice President of Morgan Stanley
One Tower Bridge                                                  February 2002             & Co. Incorporated and Morgan
West Conshohocken, PA  19428                                                                Stanley Investment Management.
                                                                                            Officer of various U.S. registered
                                                                                            investment companies managed by
                                                                                            Morgan Stanley Investment Management.
                                                                                            Previously with Pricewaterhouse LLP
                                                                                            (now PricewaterhouseCoopers LLP).

Stefanie V. Chang (35)                   Vice President           Vice President,           Executive Director of Morgan
Morgan Stanley                                                    since 1997.               Stanley & Co. Incorporated and
Investment Management Inc.                                                                  Morgan Stanley Investment
1221 Avenue of the Americas                                                                 Management Inc.; and Vice President
New York, NY  10020                                                                         of all funds in the Fund Complex.
                                                                                            Formerly, practiced law with
                                                                                            the New York law firm of Rogers
                                                                                            & Wells (now Clifford Chance
                                                                                            Rogers & Wells.

Mary E. Mullin (35)                      Secretary                Secretary since 1999.     Vice President of Morgan
Morgan Stanley                                                                              Stanley & Co. incorporated and
Investment Management Inc.                                                                  Morgan Stanley Investment
1221 Avenue of the Americas                                                                 Management Inc.; and Secretary
New York, NY  10020                                                                         of all funds in the Fund
                                                                                            Complex.  Formerly, practiced
                                                                                            law with the New York law firms
                                                                                            of McDermott, Will & Emery and
                                                                                            Skadden, Arps, Slate, Meagher &
                                                                                            Flom LLP.

Belinda A. Brady (34)                    Assistant Treasurer      Assistant Treasurer       Fund Administration Senior
J.P. Morgan                                                       since 2001.               Manager, J.P. Morgan Investor
Investor Services Co.                                                                       Services Co. (formerly, Chase
73 Tremont Street                                                                           Global Funds Services Company);
Boston, MA  02108-3913                                                                      and Treasurer of all funds in
                                                                                            the Fund Complex, Formerly,
                                                                                            Senior Auditor at Price
                                                                                            Waterhouse LLP (now
                                                                                            PricewaterhouseCoopers LLP).

                                                               Aggregate Dollar Range of Equity Securities in All
                              Dollar Range of Equity         Registered Investment Companies Overseen by Director in
                              Securities in the Fund                     Family of Investment Companies
  Name of Director          (As of December 31, 2001)*                      (As of December 31, 2001)
  ----------------          --------------------------       -------------------------------------------------------

John D. Barret II

Thomas P. Gerrity

Gerard E. Jones

Joseph J. Kearns

Vincent R. McLean

C. Oscar Morong, Jr.

William G. Morton

Michael E. Nugent

Fergus Reid

Ronald E. Robison

Barton M. Biggs

----------
* The following ranges should be used: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; or over $100,000.

                               Name of
                               Owners and
                               Relationships                                               Value of
  Name of Director             to Director            Company          Title of Class      Securities (1)       Percent of Class
  ----------------             -------------          -------          --------------      --------------       ----------------
John D. Barret II

Thomas P. Gerrity

Gerard E. Jones

Joseph J. Kearns

Vincent R. McLean

C. Oscar Morong, Jr.

William G. Morton

Michael E. Nugent

Fergus Reid

Ronald E. Robison

Barton M. Biggs

----------
(1) The Valuation Date is [December 31, 2001].

Compensation of Directors and Officers

The Fund, together with the other funds in the Fund Complex for which a Director serves as director, pays each Independent Director an annual aggregate fee of $75,000, plus reasonable out-of-pocket expenses for service as a Director and for serving on the Board's Audit and/or Nominating/Compensation Committees. Director's fees will be allocated among the Fund and the other funds in the Fund Complex for which a Director serves as a director in proportion to their respective average net assets. For the fiscal year ended December 31, 2000, the Fund paid approximately $30,720 in Directors' fees and expenses. Directors who are also officers or affiliated persons receive no renumeration from the Fund for their services as Directors. The Fund's officers are employees are paid by the Adviser or its agents. The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively, in the fiscal year ended December 31, 2000. Prior to July 1, 2000 each Independent Director received annual compensation of $65,000, plus reasonable out-of-pocket expenses from the Fund Complex. Members of the Board's Audit Committee received an additional $10,000 per year from the Fund Complex.

Compensation Table

                                                                                Total Compensation From Fund and
Name of Director(5)                      Aggregate Compensation From Fund       Fund Complex Paid to Directors
Barton M. Biggs                                  $       0                           $          0
John D. Barrett II(2)                                3,922                                 70,000(3)
Gerard E. Jones (3)                                  3,922                                 83,550(3)
William G. Morton, Jr.(4)                            2,118                                 70,000(3)
Fergus Reid(1)(2)                                    3,922                                 73,550(3)

----------
(1) Of the amounts payable by the Fund to Messr. Reid, $3,922, was deferred, pursuant to the Fund's deferred compensation plan in the fiscal year ended December 31, 2000.

(2) Member of Nominating/Compensation Committee of the Board of Directors of the Fund.

(3)   Member of Audit Committee of the Board of Directors of the Fund.

(4)   Member of Valuation Committee of the Board of Directors of the Fund.

(5) Thomas P. Gerrity, Joseph J. Kearns, Vincent R. Mclean, C. Oscar Morong, Jr., Michael E. Nugent and Ronald E. Robison were not Directors of the Fund during the fiscal year ended December 31, 2000.

The Fund maintains an unfunded Deferred Compensation Plan which allows each non-interested Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors throughout the year. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to either of the following: (1) a rate equal to the prevailing rate for 90-day U.S. Treasury Bills, or (ii) a rate equal to the total return on one or more portfolios of the Fund or other funds in the Fund Complex selected by the Director. Distributions generally are in the form of equal annual installments over a period of five years beginning on the first day of the year following the year in which the Director's service terminates, except that the Board of Directors, in its sole discretion, may accelerate or extend such distribution. the Fund intends that the Deferred Compensation Plan shall be maintained at all times on an unfunded basis for federal income tax purposes under the Code. The rights of an eligible Director and the beneficiaries to the amounts held under the Deferred Compensation Plan are unsecured and such amounts are subject to the claims of the creditors of the Fund.

As of February 8, 2002, to Fund for management's knowledge, the Directors and officers of the Fund, as a group owned less then 1% of the outstanding common stock of each Portfolio of the Fund.

Code of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the Board of Directors has adopted a Code of Ethics for the Fund and approved Codes of Ethics adopted by the Advisers and Morgan Stanley & Co. Incorporated ("Morgan Stanley & Co.") (collectively the "Codes"). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person's employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Directors and officers of the Fund, the Advisers and Morgan Stanley ("Access Persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

Investment Advisory, Sub-Advisory, Distribution and Administrative Agreements

The Adviser is a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. ("Morgan Stanley"). The principal offices of Morgan Stanley are located at 1585 Broadway, New York, New York 10036 and the principal offices of the Adviser are located at 1221 Avenue of the Americas, New York, New York 10020.

Pursuant to an investment advisory agreement, the Adviser receives compensation for providing investment advisory services in the amounts described below. In managing the Portfolios, the

Adviser may use the services of associated investment personnel employed by its affiliated institutional asset management companies.

Advisory Fees

The Advisers are entitled to receive a management fee at an annual percentage of the Portfolio's average daily net assets. The Advisers have voluntarily agreed to a reduction in the fees payable to them and/or to reimburse the Portfolios, if necessary, if such fees would cause the total annual operating expenses of each Portfolio to exceed the percentage of average daily net assets set forth in each Portfolio's prospectus. In determining the actual amount of voluntary fee waiver and/or expense reimbursement for a Portfolio, if any, the Advisers exclude from annual operating expenses certain investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed. The Advisers reserve the right to terminate any of its fee waivers and/or expense reimbursements at any time without notice in their sole discretion. The following table shows (i) the contractual advisory fee as a percentage of average daily net assets at certain levels of average daily net assets; and (ii) each Portfolio's expense cap for the fiscal year ended December 31, 2000.

                                                                Advisory Fee Payable
                                                   ----------------------------------------------
                                                                     From $500
                                                   First $500      Million to $1     More than $1
            Portfolio                               Million           Billion           Billion        Expense Cap
--------------------------------------------       ----------      -------------     ------------      -----------
Money Market Portfolio                               0.30%             0.25%             0.20%            0.55%
Fixed Income Portfolio                               0.40%             0.35%             0.30%            0.70%
High Yield Portfolio                                 0.50%             0.45%             0.40%            0.80%
Core Equity Portfolio                                0.55%             0.50%             0.45%            0.85%
Equity Growth Portfolio                              0.55%             0.50%             0.45%            0.85%
Mid Cap Growth Portfolio                             0.75%             0.70%             0.65%            1.05%
Mid Cap Value Portfolio                              0.75%             0.70%             0.65%            1.05%
U.S. Real Estate Portfolio                           0.80%             0.75%             0.70%            1.10%
Targeted Duration Portfolio                          0.40%             0.35%             0.30%            0.75%
Technology Portfolio                                 0.80%             0.75%             0.70%            1.15%
Value Portfolio                                      0.55%             0.50%             0.45%            0.85%
Active International Allocation Portfolio            0.80%             0.75%             0.70%            1.15%
Asian Equity Portfolio                               0.80%             0.75%             0.70%            1.20%
Emerging Markets Debt Portfolio                      0.80%             0.75%             0.70%            1.30%
Emerging Markets Equity Portfolio                    1.25%             1.20%             1.15%            1.75%
Global Value Equity Portfolio                        0.80%             0.75%             0.70%            1.15%
International Fixed Income Portfolio                 0.50%             0.45%             0.40%            0.80%
International Magnum Portfolio                       0.80%             0.75%             0.70%            1.15%
Latin American Portfolio                             1.10%             1.05%             1.00%            1.75%
Balanced Portfolio                                   0.50%             0.45%             0.40%            0.80%
Investment Grade Fixed Income Portfolio              0.40%             0.35%             0.30%            0.80%
Multi-Asset-Class Portfolio                          0.65%             0.60%             0.55%            0.95%
Capital Preservation Portfolio                       0.45%             0.40%             0.35%             ___%

The following table shows for each Portfolio the advisory fee paid for each of the past three fiscal years. The Capital Preservation Portfolio had not yet commenced operations as of the date of this SAI.

                                                            Advisory Fee Paid (000)
                          --------------------------------------------------------------------------------------------
                                   Year Ended                     Year Ended                     Year Ended
                                  December 31,                   December 31,                   December 31,
     Portfolio                        2000                           1999                           1998
-----------------------   ----------------------------   ---------------------------     -----------------------------
Equity Growth Portfolio               $854                           $237                            $26
                          (net of fee waivers of $121)   (net of fee waivers of $224)    (net of fee waivers of $136)
U.S. Real Estate                      $595                            $0                             $24
  Portfolio                (net of fee waivers of $54)   (net of fee waivers of $121)    (net of fee waivers of $92)
Emerging Markets Debt                 $263                           $125                $74 (net of fee waivers of
  Portfolio                (net of fee waivers of $94)   (net of fee waivers of $101)               $143)
Global Value Equity                   $262                           $216                $95 (net of fee waivers of
  Portfolio                (net of fee waivers of $136)  (net of fee waivers of $154)               $141)
International Magnum                  $350                           $140                $51 (net of fee waivers of
  Portfolio                (net of fee waivers of $208)   (net of fee waivers of $248)              $220)
Emerging Markets                     $2,549                          $334                 $0 (net of fee waivers of
  Portfolio                (net of fee waivers of $368)   (net of fee waivers of $685)    $447 Equity Portfolio and
                                                                                           reimbursements of $87)
Asian Equity Portfolio                 $0                             $0                             $0
                           (net of fee waivers of $112    (net of fee waivers of $141)   (net of fee waivers of $93
                           and reimbursements of $119)                                   and reimbursements of $91)
Money Market Portfolio                $188                          $64/1/                           N/A
                           (net of fee waivers of $123)  (net of fee waivers of $189)
Active International                   $0                            $0/2/                           N/A
  Allocation Portfolio     (net of fee waivers of $103    (net of fee waivers of $24)
                           and reimbursements of $12)
Technology Portfolio                  $307                           $0/3/                           N/A
                          (net of fee waivers of $110)     (net of fee waivers of $2)
Fixed Income Portfolio                $117                           $78                            $17
                          (net of fee waivers of $151)   (net of fee waivers of $140)     (net of fee waivers of $93)
High Yield Portfolio                  $151                           $93                            $34
                          (net of fee waivers of $137)   (net of fee waivers of $149)     (net of fee waivers of $77)
Value Portfolio                       $121                           $57                            $14
                          (net of fee waivers of $100)   (net of fee waivers of $114)     (net of fee waivers of $86)
Mid Cap Value Portfolio               $358                          $173                            $44
                          (net of fee waivers of $150)   (net of fee waivers of $127)     (net of fee waivers of $99)
Mid Cap Growth Portfolio               $0                           $0/4/                           N/A
                           (net of fee waivers of $59     (net of fee waivers of $3)
                           and reimbursements of $39)

----------------
* The Money Market, Latin American, Active International Allocation, Mid Cap Growth and Technology Portfolios were not operational in the fiscal year ended December 31, 1998. In addition, the Latin American, Balanced, Core Equity, International Fixed Income, Multi-Asset-Class, Targeted Duration and Investment Grade Fixed Income Portfolios were not operational in the fiscal years ended December 31, 2000, 1999 and 1998.

1 For the period from January 5, 1999 to December 31, 1999.
2 For the period from September 20, 1999 to December 31, 1999. 3 For the period from November 30, 1999 to December 31, 1999. 4 For the period from October 18, 1999 to December 31, 1999.

Sub-Advisory Fees

Morgan Stanley Investment Advisors Inc. ("MS Advisors"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, serves as the investment sub-adviser to the Money Market Portfolio pursuant to an investment sub-advisory agreement with the Adviser. As compensation for managing the day-to-day investments of the Money Market Portfolio, the Adviser pays MS Advisors 40% of the investment advisory fee that the Adviser receives from this Portfolio (net of applicable fee waivers).

Dwight Asset Management Company ("Dwight"), a Delaware corporation located at 100 Bank Street, Burlington, Vermont 05401, serves as the investment sub-adviser to the Capital Preservation Portfolio pursuant to an investment sub-advisory agreement with the Adviser. Dwight negotiates, recommends and monitors the Portfolio's Wrapper Agreements subject to the supervision of the Adviser. As sub-adviser to the Capital Preservation Portfolio, Dwight is entitled to receive a fee from the Adviser equal to, on an annual basis .10% on the first $500 million in average daily net assets, .08% on the average daily net assets from $500 million to $1 billion, and .06% on the average daily net assets in excess of $1 billion.

Distributor

Morgan Stanley & Co. is a wholly owned subsidiary of Morgan Stanley and serves as the Fund's distributor pursuant to a distribution agreement. The principal offices of Morgan Stanley & Co. are located at 1585 Broadway, New York, New York 10036.

Administration Fees

Pursuant to separate Administration Agreements with the Fund, the Advisers provide administrative services to the Portfolios. For its services under the Administration Agreement, the Fund pays each Adviser a monthly fee which on an annual basis equals 0.25% of the average daily net assets of each Portfolio managed by that Adviser.

Under a Sub-Administration Agreement between each Adviser and J.P. Morgan Investor Services Co. ("J.P. Morgan"), a corporate affiliate of The Chase Manhattan Bank ("Chase"), J.P. Morgan provides certain administrative services to the Fund. J.P. Morgan's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

Control Persons

As currently required under law, the insurance companies vote their shares of the Portfolios in accordance with instructions received from their variable annuity contract and variable life insurance policy owners. Morgan Stanley will vote the shares of each Portfolio that it owns in the same proportions as shares of the Portfolio are voted by the insurance companies. Accordingly, neither Morgan Stanley nor the insurance companies are deemed to control the Portfolios.

Principal Holders of Securities

As of February 8, 2002, the following persons were beneficial owners of 5% or more of the outstanding shares of the following Portfolios:

----------------------------------------------------------------------------------------------------------------
                                                                                        Percent of Outstanding
Portfolio                              Name of Beneficial Owner                                  Shares
----------------------------------------------------------------------------------------------------------------
Active International Allocation        Morgan Stanley Group                            48.5%
Portfolio                              Attn Karen Terry
                                       1221 Avenue of the Americas
                                       New York, NY 10020
----------------------------------------------------------------------------------------------------------------
                                       Hartford Life & Annuity                         23.5%
                                        Insurance Co.
                                       Separate Account Three
                                       Attn David Ten Broeck
                                       PO Box 2999
                                       Hartford, CT 06104-2999
----------------------------------------------------------------------------------------------------------------
                                       The Travelers Sep Acct ABD 2                    22.2%
                                       The Travelers Insurance Co
                                       One Tower Square
                                       Hartford, CT 06183
----------------------------------------------------------------------------------------------------------------
Emerging Markets Debt Portfolio        Nationwide Life Insurance Company               43.2%
                                       c/o IPO Portfolio Accounting
                                       PO Box 182029
                                       Columbus, OH 43218-2029
----------------------------------------------------------------------------------------------------------------
                                       Fidelity Investments Life                       21.7%
                                       Insurance Company
                                       82 Devonshire St. R27A
                                       Boston, MA 02109
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                        Percent of Outstanding
Portfolio                              Name of Beneficial Owner                                  Shares
----------------------------------------------------------------------------------------------------------------
                                       Nationwide Life Insurance                       15.2%
                                       NWVA-II
                                       c/o IPO Portfolio Accounting
                                       PO Box 182029
                                       Columbus, OH 43218-2029
----------------------------------------------------------------------------------------------------------------
                                       Hartford Life & Annuity                         5.2%
                                       Insurance Co.
                                       Separate Account Three
                                       Attn David Ten Broeck
                                       PO Box 2999
                                       Hartford, CT 06104-2999
----------------------------------------------------------------------------------------------------------------
Emerging Markets Equity Portfolio      NYLIAC                                          29.9%
                                       NYLIM Center
                                       169 Lackawanna Ave
                                       Parsippany, NJ 07054
----------------------------------------------------------------------------------------------------------------
                                       Fidelity Investments Life                       20.4%
                                       Insurance Company
                                       82 Devonshire St R27A
                                       Boston, MA 02109
----------------------------------------------------------------------------------------------------------------
                                       Northbrook Life Insurance Company               10.9%
                                       Attn Financial Control
                                       300 N Milwaukee Suite AN2S
                                       Vernon Hills, IL 60061
----------------------------------------------------------------------------------------------------------------
Equity Growth Portfolio                Northbrook Life Insurance Company               59.3%
                                       Attn Financial Control
                                       300 N Milwaukee Suite AN2S
                                       Vernon Hills, IL 60061
----------------------------------------------------------------------------------------------------------------
                                       American General Life                           11.5%
                                       Insurance Company
                                       Attn Debbie Kerai
                                       PO Box 1591
                                       Houston, TX 77251-1591
----------------------------------------------------------------------------------------------------------------
                                       AIG Life Insurance Co Sep Acct IV               8.3%
                                       1 Alico Plaza
                                       Wilmington, DE 19801
----------------------------------------------------------------------------------------------------------------
                                       The Travelers Sep Acct ABD 2                    5.3%
                                       The Travelers Insurance Co
                                       One Tower Square
                                       Hartford, CT 06183
----------------------------------------------------------------------------------------------------------------
Fixed Income Portfolio                 Hartford Life & Annuity Insurance Co            29.9%
                                       Separate Account Three
                                       Attn David Ten Broeck
                                       PO Box 2999
                                       Hartford, CT 06104-2999
----------------------------------------------------------------------------------------------------------------
                                       Allmerica Financial Life Insurance & Annuity    16.3%
                                       Company
                                       Attn Separate Account
                                       440 Lincoln St
                                       Mail Station S-310
                                       Worcester, MA 01653
----------------------------------------------------------------------------------------------------------------
                                       General American Life Insurance                 8.6%
                                       Separate Account Thirty Four B
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                        Percent of Outstanding
Portfolio                              Name of Beneficial Owner                                  Shares
----------------------------------------------------------------------------------------------------------------
                                       13045 Tesson Ferry Rd
                                       Saint Louis, MO 63128
----------------------------------------------------------------------------------------------------------------
                                       Annuity Investors Life Insurance Co             7.8%
                                       PO Box 5423
                                       Cincinnati, OH 45201-5423
----------------------------------------------------------------------------------------------------------------
                                       ICMG HL Omniflex Life                           7.5%
                                        Separate Account
                                       Attn Carol Lewis
                                       PO Box 2999
                                       Hartford, CT 06104-2999
----------------------------------------------------------------------------------------------------------------
                                       Transamerica Life Insurance and Annuity         7.1%
                                       Company Separate A/C VA6
                                       Suite 700
                                       401 North Tryon St
                                       Charlotte, NC 28210
----------------------------------------------------------------------------------------------------------------
                                       ICMG Registered Variable Life                   5.0%
                                       Separate Account
                                       Attn David Ten Broeck
                                       PO Box 2999
                                       Hartford, CT 06104-2999
----------------------------------------------------------------------------------------------------------------
Global Equity Portfolio                Fidelity Investment Life                        36.9
                                       Insurance Company
                                       82 Devonshire St R27A
                                       Boston, MA 02109
----------------------------------------------------------------------------------------------------------------
                                       Ameritas Variable Life Insurance Co             8/1%
                                       Attn Mary Anne Spearman
                                       PO Box 82550
                                       Lincoln, NE 68501-2550
----------------------------------------------------------------------------------------------------------------
                                       The Travelers Sep Acct ABD 2                    17.1%
                                       The Travelers Insurance Co
                                       One Tower Square
                                       Hartford, CT 06183
----------------------------------------------------------------------------------------------------------------
                                       American General Life Insurance Company         11.3%
                                       Attn Debbie Kerai
                                       PO Box 1591
                                       Houston, TX 77251-1591
----------------------------------------------------------------------------------------------------------------
High Yield Portfolio                   Hartford Life & Annuity Insurance Co            37.3%
                                       Separate Account Three
                                       Attn David Ten Broeck
                                       PO Box 2999
                                       Hartford, CT 06104-2999
----------------------------------------------------------------------------------------------------------------
                                       Integrity Life Insurance Company                13.6%
                                       513 West Market St
                                       Louisville, KY 40202
----------------------------------------------------------------------------------------------------------------
                                       American General Life                           12.7%
                                       Insurance Company
                                       Attn Debbie Kerai
                                       PO Box 1591
                                       Houston, TX 77251-1591
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                        Percent of Outstanding
Portfolio                              Name of Beneficial Owner                                  Shares
----------------------------------------------------------------------------------------------------------------
                                       Transamerica Life Insurance and Annuity         11.2%
                                       Company Separate A/C VA6
                                       Suite 700
                                       401 North Tryon St
                                       Charlotte, NC 28210
----------------------------------------------------------------------------------------------------------------
                                       National Integrity Life Insurance Company       8.1%
                                       515 West Market St
                                       Louisville, KY 40202
----------------------------------------------------------------------------------------------------------------
International Magnum Portfolio         Northbrook Life Insurance Company               32.5%
                                       Attn Financial Control
                                       300 N. Milwaukee Suite AN2S
                                       Vernon Hills, IL 60061
----------------------------------------------------------------------------------------------------------------
                                       Fidelity Investments Life                       22.5%
                                       Insurance Company
                                       82 Devonshire St R27A
                                       Boston, MA 02109
----------------------------------------------------------------------------------------------------------------
                                       General American Life Insurance                 14.5%
                                       Separate Account Thirty-Four B
                                       13045 Tesson Ferry Rd
                                       Saint Louis, MO 63128
----------------------------------------------------------------------------------------------------------------
                                       American General Life Insurance Company         9.2%
                                       Attn Debbie Kerai
                                       PO Box 1591
                                       Houston, TX 77251-1591
----------------------------------------------------------------------------------------------------------------
                                       Ameritas Variable Life Insurance Co             7.5%
                                       Attn Mary Anne Spearman
                                       PO Box 82550
                                       Lincoln, NE 68501-2550
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth Portfolio               Nationwide Life Insurance Company               42.6%
                                       NWVA-9
                                       c/o IPO Portfolio Accounting
                                       PO Box 182029
                                       Columbus, OH 43218-2029
----------------------------------------------------------------------------------------------------------------
                                       The Travelers Sep Acct ABD 2                    22.9%
                                       The Travelers Insurance Co
                                       One Tower Square
                                       Hartford, CT 06183
----------------------------------------------------------------------------------------------------------------
                                       ICMG HL Omniflex life Separate Account          10.7%
                                       Attn Carol Lewis
                                       PO Box 2999
                                       Hartford, CT 06104-2999
----------------------------------------------------------------------------------------------------------------
                                       Lincoln Benefit Life                            9.4%
                                       Nebraska Service Center
                                       2940 South 84th St
                                       Lincoln, NE 68506
----------------------------------------------------------------------------------------------------------------
                                       Nationwide Life Insurance Company               8.6%
                                       c/o IPO Portfolio Accounting
                                       PO Box 182029
                                       Columbus, OH 43218-2029
----------------------------------------------------------------------------------------------------------------
Mid Cap Value Portfolio                Northbrook Life Insurance Company               38.5%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                        Percent of Outstanding
Portfolio                              Name of Beneficial Owner                                  Shares
----------------------------------------------------------------------------------------------------------------
                                       Attn Financial Control
                                       300 N. Milwaukee Suite AN2S
                                       Vernon Hills, IL 60061
----------------------------------------------------------------------------------------------------------------
                                       Hartford Life & Annuity Insurance Co            24.9%
                                       Separate Account Three
                                       Attn David Ten Broeck
                                       PO Box 2999
                                       Hartford, CT 06104-2999
----------------------------------------------------------------------------------------------------------------
                                       The Travelers Sep Acct ABD 2                    13.0%
                                       The Travelers Insurance Co
                                       One Tower Square
                                       Hartford, CT 06183
----------------------------------------------------------------------------------------------------------------
                                       American General Life                           11.1%
                                       Insurance Company
                                       Attn Debbie Kerai
                                       PO Box 1591
                                       Houston, TX 77251-1591
----------------------------------------------------------------------------------------------------------------
Money Market Portfolio                 AIG Life Insurance Co Sep ACCT IV               98.7%
                                       1 Alico Plaza
                                       Wilmington, DE 19801
----------------------------------------------------------------------------------------------------------------
U.s. Real Estate Portfolio             Nationwide Life Insurance                       35.5%
                                       NWVA-II
                                       c/o IPO Portfolio Accounting
                                       PO Box 182029
                                       Columbus, OH 43218-2029
----------------------------------------------------------------------------------------------------------------
                                       Nationwide Life Insurance Company               29.3%
                                       c/o IPO Portfolio Accounting
                                       PO Box 182029
                                       Columbus, OH 43218-2029
----------------------------------------------------------------------------------------------------------------
                                       Northbrook Life Insurance Company               8.1%
                                       Attn Financial Control
                                       300 N Milwaukee Suite AN2S
                                       Vernon Hills, IL 60061
----------------------------------------------------------------------------------------------------------------
U.S. Value Portfolio                   The Travelers Sep Acct ABD 2                    37.0%
                                       The Travelers Insurance Co
                                       One Tower Square
                                       Hartford, CT 06183
----------------------------------------------------------------------------------------------------------------
                                       American General Life                           28.7%
                                       Insurance Company
                                       Attn Debbie Kerai
                                       PO Box 1591
                                       Houston, TX 77251-1591
----------------------------------------------------------------------------------------------------------------
                                       General American Life Insurance                 10.7
                                       Separate Account Thirty-Four B
                                       13045 Tesson Ferry Rd
                                       Saint Louis, MO 63128
----------------------------------------------------------------------------------------------------------------
                                       Annuity Investors Life Insurance Co             10.6%
                                       PO Box 5423
                                       Cincinnati, OH 45201-5423
----------------------------------------------------------------------------------------------------------------
Technology Portfolio                   Phoenix Home Life Insurance Co                  32.9%
                                       10 Key Blvd
                                       Rensselaer, NY 12144
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                        Percent of Outstanding
Portfolio                              Name of Beneficial Owner                                  Shares
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                       Phoenix Home Life Variable Insurance Co         22.8%
                                       10 Krey Blvd
                                       Rensselaer, NY 12144
----------------------------------------------------------------------------------------------------------------
                                       Kemper Investors Life Ins Co                    14.2%
                                        Series I
                                       Tower 1 17th Floor
                                       1400 American Way
                                       Schaumburg, IL 60173
----------------------------------------------------------------------------------------------------------------
                                       The Travelers Sep Acct ABD 2                    12.7%
                                       The Travelers Insurance Co
                                       One Tower Square
                                       Hartford, CT 06183
----------------------------------------------------------------------------------------------------------------
                                       Hartford Life & Annuity Insurance Co            10.0%
                                       Separate Account Three
                                       Attn David Ten Broeck
                                       PO Box 2999
                                       Hartford, CT 06104-2999
----------------------------------------------------------------------------------------------------------------

Net Asset Value for the Money Market Portfolio

The Money Market Portfolio seeks to maintain a stable NAV per share of $1.00. The Portfolio uses the amortized cost method of valuing its securities, which does not take into account unrealized gains or losses. The use of amortized cost and the maintenance of the Portfolio's per share NAV at $1.00 is based on the Portfolio's election to operate under the provisions of Rule 2a-7 under the 1940 Act. As a condition of operating under that Rule, the Money Market Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest only in securities which are of "eligible quality" as determined in accordance with regulations of the SEC.

The Rule also requires that the Directors, as a particular responsibility within the overall duty of care owed to shareholders, establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objectives, to stabilize the NAV per share as computed for the purposes of sales and redemptions at $1.00. These procedures include periodic review, as the Directors deem appropriate and at such intervals as are reasonable in light of current market conditions, of the relationship between the amortized cost value per share and a NAV per share based upon available indications of market value. In such review, investments for which market quotations are readily available are valued at the most recent bid price or quoted yield available for such securities or for securities of comparable maturity, quality and type as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets are valued at fair value, as determined in good faith by the Directors.

In the event of a deviation of over 1/2 of 1% between the Portfolio's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost, the Directors will promptly consider what action, if any, should be taken. The Directors will also take such action as they deem appropriate to eliminate or to reduce to the extent reasonably practicable any material dilution or other unfair results which might arise from differences between the two. Such action may include redemption in kind, selling instruments prior to maturity to realize capital gains or losses or to shorten the average maturity, withholding dividends, paying distributions from capital or capital gains or utilizing a NAV per share as determined by using available market quotations.

The Money Market Portfolio values its assets at amortized cost while also monitoring the available market bid price, or yield equivalents. Since dividends from net investment income will be declared daily and paid monthly, the NAV per share of the Portfolio will ordinarily remain at $1.00, but the Portfolio's daily dividends will vary in amount. Net realized gains, if any, will normally be declared and paid monthly.

Portfolio Transactions

The policy of the Fund regarding purchase and sales of securities for its Portfolios is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisers from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisers rely upon their experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

In seeking to implement the Fund's policies, the Advisers effect transactions with those brokers and dealers who the Advisers believe provide the most favorable prices and are capable of providing efficient executions. If the Advisers believe such prices and executions are obtainable from more than one broker or dealer, they may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or Advisers. The Advisers may pay broker-dealers (other than their affiliates) higher commissions than another broker-dealer may have charged on the Fund's brokerage transactions in recognition of research services. During the fiscal year ended December 31, 2000, the Fund directed transactions of $1,131,851,888 and paid related commissions of $2,326,808 to brokers because of research services provided. Such services may include, but are not limited to, any one or more of the following: reports on industries and companies, economic analyses and review of business conditions, portfolio strategy, analytic computer software, account performance services, computer terminal and various trading and/or quotation equipment. They also include advice from broker-dealers as to the value of securities, availability of securities, availability of buyers, and availability of sellers. In addition, they include recommendations as to purchase and sale of individual securities and timing of such transactions.

The information and services received by the Advisers from brokers and dealers may be of benefit to them in the management of accounts of some of their other clients and may not in all cases benefit the Fund directly. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisers and thereby reduce their expenses, it is of indeterminable value and the advisory fees paid to an Adviser is not reduced by any amount that may be attributable to the value of such services.

In over-the-counter transactions, orders are placed directly with a principal market-maker and such purchases normally include a mark-up over the bid to the broker-dealer based on the spread between the bid and the asked price for the security.

Portfolio securities will not be purchased from, or through, or sold to or through, the Advisers or Morgan Stanley & Co. or any of their affiliates when such entities are acting as principals, except to the extent permitted by law.

Brokerage Fees

The following table shows the brokerage commissions paid by the Portfolios to Morgan Stanley & Co. and its affiliates for the fiscal year ended December 31, 2000. The Portfolios did not employ Morgan Stanley DW Inc., an affiliate of the Fund, as a broker-dealer for the fiscal year ended December 31, 2000 and, therefore, did not pay them any brokerage commissions.

                                          Brokerage Commissions Paid During
                                         Fiscal Year Ended December 31, 2000
                        -------------------------------------------------------------------
                                       Commissions Paid to Morgan Stanley & Co.
                        -------------------------------------------------------------------
                                                                           Percent of Total
                        Total Commissions      Total      Percent of Total     Brokered
    Portfolio*                Paid          Commissions     Commissions      Transactions
----------------------- -----------------   -----------   ---------------- ----------------
Asian Equity              $  123,744          $31,717          25.63%          26.49%
Emerging Markets Equity    1,272,755           38,934           3.06            3.42
Global Value Equity           89,793            6,871           7.05            7.65
International Magnum         102,560            3,473           3.39            1.83
Value                         79,887            7,302           9.14            7.05
Mid Cap Value                241,571            2,501           1.03            1.04

------------------
* The Emerging Markets Debt, U.S. Real Estate, Mid Cap Growth, High Yield, Fixed Income, Money Market, Equity Growth, Technology and Active International Portfolios did not pay any commissions to affiliated brokers for the fiscal year ended December 31, 2000. The Latin American, Balanced, Core Equity, International Fixed Income, Multi-Asset-Class, Targeted Duration, Investment Grade Fixed Income and Capital Preservation Portfolios were not operational in the fiscal year ended December 31, 2000, and consequently, no brokerage fees were paid by these Portfolios.

The following table shows the brokerage commissions paid by the Portfolios to Morgan Stanley & Co. and its affiliates for the fiscal years ended December 31, 1999.

                                          Brokerage Commissions Paid During
                                         Fiscal Year Ended December 31, 1999
                        -------------------------------------------------------------------
                                       Commissions Paid to Morgan Stanley & Co.
                        -------------------------------------------------------------------
                                                                           Percent of Total
                        Total Commissions      Total       Percent of Total     Brokered
    Portfolio*                Paid          Commissions      Commissions      Transactions
----------------------- -----------------   -----------    ---------------- ----------------
U.S. Real Estate          $    33,927.00    $     23.00         0.07%             0.09%
Equity Growth                 133,361.00      21,661.00        16.24             17.61
Global Value Equity            73,587.00       7,718.00        10.49              4.23
International Magnum          128,375.00       5,965.00         4.65              4.33
Emerging Markets Equity       766,956.00      67,726.00         8.83              7.62
Technology                      1,656.00         563.00        33.98             21.08
Asian Equity                  239,385.00      67,749.00        28.30             27.83

---------------
* The Emerging Markets Debt, Value, Mid Cap Value, High Yield and Fixed Income Portfolios did not pay any commissions to affiliated brokers for the fiscal year ended December 31, 1999. The Money Market Portfolio did not pay any commissions to affiliated brokers for the period January 5, 1999 to December 31, 1999. The Active International Allocation Portfolio did not pay any commissions to affiliated brokers for the period September 20, 1999 to December 31, 1999. The Mid Cap Growth Portfolio did not pay any commissions to affiliated brokers for the period October 18, 1999 to December 31, 1999. The Latin American, Balanced, Core Equity, International Fixed Income, Multi-Asset-Class, Targeted Duration, Investment Grade Fixed Income and Capital Preservation Portfolios were not operational in the fiscal year ended December 31, 1999 and consequently no brokerage fees were paid by these Portfolios.

The following table shows the brokerage commissions paid by the Portfolios to Morgan Stanley & Co. and its affiliates for the fiscal year ended December 31, 1998.

                                          Brokerage Commissions Paid During
                                         Fiscal Year Ended December 31, 1998
                        -------------------------------------------------------------------
                                       Commissions Paid to Morgan Stanley & Co.
                        -------------------------------------------------------------------
                                                                           Percent of Total
                        Total Commissions      Total       Percent of Total     Brokered
    Portfolio*                Paid          Commissions      Commissions      Transactions
----------------------- -----------------   -----------    ---------------- ----------------
Global Value Equity       $    90,498.00    $ 11,900.00          13.15%         13.95%
International Magnum           92,226.00       8,842.00           9.58           9.01
Emerging Markets Equity       221,754.00       8,780.00           3.96           3.19
Asian Equity                  106,953.00       3,438.00           3.21           4.05

----------------
* The Fixed Income, High Yield, Equity Growth, Value, Mid Cap Value, U.S. Real Estate and Emerging Markets Debt Portfolios did not pay any commissions to affiliated brokers for the fiscal year ended December 31, 1998. The Money Market, Latin American, Active International Allocation, Technology, Balanced, Core Equity, International Fixed Income, Mid Cap Growth, Multi-Asset-Class, Targeted Duration, Investment Grade Fixed Income and Capital Preservation Portfolios were not operational in the fiscal year ended December 31, 1998, and consequently, no brokerage fees were paid by these Portfolios.

Directed Brokerage: During the fiscal year ended December 31, 2000, the Portfolios paid brokerage commissions to brokers because of research services provided as follows:

                                                                           Aggregate Dollar Amount of
                                Brokerage Commissions in Connection        Transactions for Which Such
                                with Research Services Provided for     Commissions were Paid for Fiscal
                                  Fiscal Year Ended December 31,             Year Ended December 31,
               Portfolio                       2000                                   2000
--------------------------------- ---------------------------------     ---------------------------------
Value Portfolio                           $   76,575                              $ 41,697,268
Emerging Markets Equity Portfolio          1,265,748                               395,917,043
Equity Growth Portfolio                      210,050                               207,320,134
Global Value Equity Portfolio                 87,189                                51,581,833
International Magnum Portfolio               101,972                                71,866,323
Mid Cap Growth Portfolio                      21,056                                26,341,554
Mid Cap Value Portfolio                      231,715                               150,689,827
Technology Portfolio                          52,038                                52,224,192
Active International Allocation
  Portfolio                                    7,780                                14,860,726
U.S. Real Estate Portfolio                   150,946                                77,917,859
Asian Equity Portfolio                       121,739                                41,435,129

Regular Broker-Dealers: The Fund's regular broker-dealers are (i) the ten broker-dealers that received the greatest dollar amount of brokerage commission from the Fund; (ii) the ten broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions; and (iii) the ten broker-dealers that sold the largest dollar amount of Portfolio shares. During the fiscal year ended December 31, 2000, the following Portfolios purchased securities issued by the Fund's regular broker-dealers:

                        Value of Portfolio Holding
       Portfolio           Regular Broker-Dealer      as of December 31, 2000
---------------------   --------------------------    -----------------------
Fixed Income                 Goldman Sachs                 $462,074.36
                             Lehman Bros.                   152,286.25
                             Merrill Lynch                  131,752.51
Global Value Equity          Merrill Lynch                  286,387.50

Portfolio Turnover

The Portfolios (except for the Technology Portfolio) generally do not invest for short-term trading purposes; however, when circumstances warrant, each Portfolio may sell investment securities without regard to the length of time they have been held. Market conditions in a given year could result in a higher or lower portfolio turnover rate than expected and the Portfolios will not consider portfolio turnover rate a limiting factor in making investment decisions consistent with their investment objectives and policies. Higher portfolio turnover (e.g., over 100%) necessarily will cause the Portfolios to pay correspondingly increased brokerage and trading costs.

Performance Information

Performance figures for the Portfolios may be quoted from time to time to illustrate their past performance.

Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be quoted but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

Total Return

Total return on an investment in the Portfolios may be advertised from time to time. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis.

These total returns are calculated according to the following formula:

where: P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years ERV = ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).

Performance Chart

The following table shows the total return numbers for the one year ended December 31, 2000 and the average annual total return since inception for each of the Portfolios.*

                                                                 Average Annual Total
                                                                    Return One Year      Average Annual Total
        Name of Portfolio*                 Inception Date           ended 12/31/00      Return Since Inception
---------------------------------          --------------        --------------------   ----------------------
Emerging Markets Equity                       10/01/96                 -39.21%                  -2.80%
Equity Growth                                  1/02/97                 -11.75%                  18.23%
Fixed Income                                   1/02/97                  11.08%                   6.71%
Global Value Equity                            1/02/97                  11.46%                  12.13%
High Yield                                     1/02/97                 -10.59%                   3.32%
International Magnum                           1/02/97                 -12.45%                   6.41%
Mid Cap Value                                  1/02/97                  10.75%                  21.45%
Value                                          1/02/97                  24.95%                   9.80%
Asian Equity                                    3/3/97                 -44.38%                 -15.33%
U.S. Real Estate                               3/03/97                  29.27%                   7.92%
Emerging Markets Debt                          6/16/97                  11.39%                   1.11%

                                                                 Average Annual Total
                                                                    Return One Year      Average Annual Total
        Name of Portfolio*                 Inception Date           ended 12/31/00      Return Since Inception
---------------------------------          --------------        --------------------   ----------------------
Money Market                                   1/05/99                   6.01%                   5.36%
Active International Allocation                9/20/99                 -13.98%                   1.00%
Mid Cap Growth                                10/18/99                  -7.33%                  23.00%
Technology                                    11/30/99                 -23.49%                  -4.61%

--------------
* Latin American, Balanced, Core Equity, International Fixed Income, Multi-Asset-Class, Targeted Duration, Investment Grade Fixed Income, and Capital Preservation Portfolios were not operational in the fiscal year ended December 31, 2000. Consequently, total return numbers are not available.

Calculation of Yield For Non-Money Market Fixed Income Portfolios

Portfolio yield may be advertised from time to time.

Current yield reflects the income per share earned by a Portfolio's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

Yield is obtained using the following formula:

            Yield = 2[(a - b + 1)/6/ - 1]
           --------------------------------
                          cd

where:
a= dividends and interest earned during the period b= expenses accrued for the period (net of reimbursements) c= the average daily number of shares outstanding during the period that were entitled to receive income distributions d= the maximum offering price per share on the last day of the period.

The respective current yields for certain of the Fund's Portfolios for the 30-day period ended December 31, 2000 were as follows:

  Portfolio Name                 30-Day Yield
---------------------            ------------
Emerging Markets Debt                11.45%
Fixed Income                          6.44%
High Yield                           15.43%

Calculation of Yield For The Money Market Portfolio

The current yield of the Money Market Portfolio is calculated daily on a base period return for a hypothetical account having a beginning balance of one share for a particular period of time (generally 7 days). The return is determined by dividing the net change (exclusive of any capital changes in such account) by its average net asset value for the period, and then multiplying it by 365/7 to determine the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends by the Portfolio, including dividends on both the original share and on such additional shares. An effective yield, which reflects the effects of compounding and represents an annualization of the current yield with all dividends reinvested, may also be calculated for the Portfolio by dividing the base period return by 7, adding 1 to the quotient, raising the sum to the 365th power, and subtracting 1 from the result.

The yield of a Portfolio will fluctuate. The annualization of a week's dividend is not a representation by the Portfolio as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as investment quality, average maturity, the type of instruments the Portfolio invests in, changes in interest rates on instruments, changes in the expenses of the Fund and other factors. Yields are one basis investors may use to analyze the Portfolios of the Fund, and other investment vehicles; however, yields of other investment vehicles may not be comparable because of the factors set forth in the preceding sentence, differences in the time periods compared, and differences in the methods used in valuing portfolio instruments, computing NAV and calculating yield.

The current yield and effective yield for the Money Market Portfolio was 6.05% and 6.24%, respectively.

Comparisons

To help investors better evaluate how an investment in a Portfolio might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages.

In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Fund's Portfolios and that the indices and averages are generally unmanaged and do not reflect the deduction of any fees or expenses. In addition, there can be no assurance that the relative performance of the Fund to such averages and indices will continue.

General Performance Information

Each Portfolio's performance will fluctuate, unlike bank deposits or other investments which pay a fixed yield for a stated period of time. Past performance is not necessarily indicative of future return. Actual performance will depend on such variables as portfolio quality, average portfolio maturity, the type of portfolio instruments acquired, changes in interest rates, portfolio expenses and other factors. Performance is one basis investors may use to analyze a Portfolio as compared to other funds and other investment vehicles. However, performance of other funds and other investment vehicles may not be comparable because of the foregoing variables, and differences in the methods used in valuing their portfolio instruments, computing NAV and determining performance.

From time to time, the investment performance of a Portfolio may be compared to other mutual funds tracked by financial or business publications and periodicals. For example, Morningstar, Inc. may be quoted in advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.

Portfolio advertising may include data on historical returns of the capital markets in the United States compiled or published by Ibbotson Associates of Chicago, Illinois ("Ibbotson"), including returns on common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. Performance of these capital markets may be used in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Portfolios. The Portfolios may also compare their performance to that of other compilations or indices that may be developed and made available in the future.

Advertisements may include charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, foreign securities, stocks, bonds, treasury bills and shares of a Portfolio. In addition, advertisements may include a discussion of certain attributes or benefits to be derived by an investment in a Portfolio and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning and various investment alternatives.

Advertisements may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, goal setting questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of a Portfolio (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments). In addition, advertisements and sales materials relating to a Portfolio may include information regarding the background and experience of its portfolio managers; the resources, expertise and support made available to the portfolio managers by the Adviser and the portfolio managers' goals, strategies and investment techniques.

Advertisements may discuss economic and political conditions of the United States and foreign countries, the relationship between sectors of the U.S., a foreign or the global economy and the U.S., a foreign, or the global economy as a whole, and the effects of inflation. Discussions and illustrations of the growth potential of various global markets including, but not limited to, Africa, Asia, Europe, Latin America, North America, South America, Emerging Markets and individual countries, may be included in advertisements. These discussions may include the past performance of the various markets or market sectors; forecasts of population, gross national product and market performance; and the underlying data which supports such forecasts. From time to time, advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in the Portfolios' shareholder reports (including the investment composition of a Portfolio), as well as the views of the Adviser as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Portfolio.

The Portfolios' advertisements may quote various measures of volatility and benchmark correlation and the measures may be compared to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Portfolios may also advertise their current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics.

The Portfolios may advertise examples of the effects of periodic investment plans, including the principal of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a Portfolio at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

General Information

Fund History

The Fund was incorporated pursuant to the laws of the State of Maryland on March 26, 1996 under the name Morgan Stanley Universal Funds, Inc. The Fund filed a registration statement with the SEC registering itself as an open-end management investment company offering diversified and non-diversified series under the 1940 Act and its shares under the 1933 Act and commenced operations on September 16, 1996. On December 1, 1998, the Fund changed its name to Morgan Stanley Dean Witter Universal Funds, Inc. Effective May 1, 2000, the Fund changed its name to The Universal Institutional Funds, Inc.

Description of Shares and Voting Rights

The Fund's Articles of Incorporation permit the Directors to issue 11.5 billion shares of common stock, par value $.001 per share, from an unlimited number of classes ("Portfolios") of shares. Currently the Fund consists of shares of 23 Portfolios.

The shares of each Portfolio of the Fund, upon issuance, are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each Portfolio of the Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

Dividends and Capital Gains Distributions

The Fund's policy is to distribute, at least annually substantially all of each Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that are intended to eliminate income (including taxable gains) taxes imposed on the distributing Portfolio (see discussion under "Taxes" in this SAI). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted. Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of that Portfolio by the per share amount of the dividend or distribution.

Custody Arrangements

Chase serves as the Custodian of the assets of the Portfolios. Chase is not an affiliate of either of the Advisers or the Distributor. In maintaining custody of foreign assets held outside the United States, Chase employs sub-custodians approved by the Board of Directors of the Fund in accordance with regulations of the SEC for the purpose of providing custodial services for such assets.

In the selection of foreign sub-custodians, the Directors or their delegates consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.

Other Information

The Advisers may make payments from their own resources to insurance companies which offer the Portfolios to defray certain expenses the insurance companies incur administering the accounts of the contract owners.

Independent Auditors

Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116-5072, serves as independent auditors for the Fund and audits the annual financial statements of each Portfolio. Prior to June 15, 2000, PricewaterhouseCoopers LLP served as the Portfolios' independent accountants. PricewaterhouseCoopers LLP voluntarily resigned as the Portfolios' independent accountants.

Legal Matters

Mayer, Brown, Rowe & Maw serve as legal counsel to the Fund.

Description of Ratings

Description of Commercial Paper Ratings

Description of Moody's Ratings of State and Municipal Notes: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows: MIG-l--best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2--high quality with margins of protection ample although not so large as in the preceding group; MIG-3--favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

Description of Moody's Highest Commercial Paper Rating: Prime-1 ("P1")--Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

Excerpt From S&P's Rating of Municipal Note Issues: SP-1+ --very strong capacity to pay principal and interest; SP-2--strong capacity to pay principal and interest.

Description of S&P's Highest Commercial Paper Ratings: A-1+ --this designation indicates the degree of safety regarding timely payment is overwhelming. A-1-- this designation indicates the degree of safety regarding timely payment is very strong.

Description of Moody's Corporate Bond Ratings:

AAA--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as for Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C--Bonds rated C are the lowest-rated class of bonds and issued so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers 1, 2 and 3, in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of S&P's Corporate Bond Ratings:

AAA--Debt rated AAA has the highest rating assigned by S&P's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

B--Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC--Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.

C--The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI--The rating CI is reserved for income bonds on which no interest is being paid.

D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Financial Statements

The Fund's financial statements for the fiscal year ended December 31, 2000, including the notes thereto and the report of Ernst & Young LLP, are herein incorporated by reference from the Fund's Annual Report to Shareholders. A copy of the Fund's Annual Report must accompany the delivery of this SAI.

                            PART C. OTHER INFORMATION

Item. 23.         Exhibits

(a) (1) Articles of Incorporation are incorporated by reference to Exhibit 1(a) to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-96-002517) on May 1, 1996.

(2) Articles of Amendment to Articles of Incorporation (changing "Growth Portfolio" to "Equity Growth Portfolio") are incorporated by reference to
Exhibit 1(b) to Post-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0000950109-97-004685) on June 24, 1997.

(3) Articles Supplementary to Articles of Incorporation (adding Latin American Portfolio and increasing number of authorized shares) are incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-00610) on April 15, 1998.

(4) Articles of Amendment to Articles of Incorporation (changing name of the Fund and one of the investment advisers) are incorporated by reference to Exhibit a(4) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000128) on January 29, 1999.

(5) Articles Supplementary to Articles of Incorporation (adding Active International Allocation Portfolio) are incorporated by reference to Exhibit
(a)(5) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-001484) on July 16, 1999.

(6) Articles Supplementary to Articles of Incorporation (adding Technology and Targeted Duration Portfolios) are incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

(7) Articles of Amendment to Articles of Incorporation (changing name of the Fund) are incorporated by reference to Exhibit (a)(8) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-01-500414) on April 30, 2001.

(8) Form of Articles Supplementary to Articles of Incorporation (adding Investment Grade Fixed Income Portfolio) are incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-01-500414) on April 30, 2001.

(9) Articles of Amendment to Articles of Incorporation (adding the "Capital Preservation Portfolio") are filed herewith.

(b) By-laws are incorporated by reference to Exhibit 2 to Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession
#0000950109-96-002517) on May 1, 1996.

(c) Not applicable.

(d)(1) Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. ("MSAM") with respect to the Money Market, Emerging Markets Debt, Equity Growth, U.S. Real Estate, Global Equity, International Magnum, Emerging Markets Equity and Asian Equity Portfolios is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 5 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000074) on January 28, 1998.

(2) Investment Advisory Agreement between Registrant and Miller Anderson & Sherrerd, LLP ("MAS") with respect to the Fixed Income, High Yield, International Fixed Income, Balanced, Multi-Asset-Class, Value, Core Equity, Mid Cap Growth and Mid Cap Value Portfolios is incorporated by reference to Exhibit d(2) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-0313 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000128) on January 29, 1999.

(3) Supplement to Investment Advisory Agreement (adding Latin American Portfolio) is incorporated by reference to Exhibit 5(c) to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000610) on April 15, 1998.

(4) Supplement to Investment Advisory Agreement (adding Active International Allocation Portfolio) is incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-001484) on July 16, 1999.

(5) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Dean Witter Investment Management Inc. (adding Technology Portfolio) is incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

(6) Supplement to Investment Advisory Agreement between Registrant and Miller Anderson & Sherrerd, LLP (adding Targeted Duration Portfolio) is incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

(7) Sub-Advisory Agreement (relating to the Money Market Portfolio) between the Registrant and Morgan Stanley Dean Witter Advisors Inc. is incorporated by reference to Exhibit

(d)(7) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

(8) Form of Supplement to Investment Advisory Agreement between Registrant and Miller Anderson & Sherrerd, LLP (adding Investment Grade Fixed Income Portfolio) are incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-01-500414) on April 30, 2001.

(9) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Investment LP (formerly known as Miller Anderson & Sherrerd) (adding "Capital Preservation Portfolio") are filed herewith.

(10) Sub-Advisory Agreement (relating to the Capital Preservation Portfolio) between Morgan Stanley Investment Management Inc. and Dwight Asset Management Company is filed herewith.

(e) Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated is incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession #0001036050-98-000610) on April 15, 1998.

(f) Not applicable.

(g)(1) Domestic Mutual Fund Custody Agreement between Registrant and Chase Manhattan Bank, N.A. is incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession # 0001036050-99-000715) on April 1, 1999.

(2) International Custody Agreement between the Registrant and Morgan Stanley Trust Company (as assumed by The Chase Manhattan Bank) is incorporated by reference to Exhibit to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00- 000607) on April 12, 2000.

(h)(1) Administration Agreement between Registrant and Morgan Stanley Asset Management Inc. is incorporated by reference to Exhibit h(1) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession # 0001036050-99-000715) on April 1, 1999.

(2) Administration Agreement between Registrant and Miller Anderson & Sherrerd, LLP is incorporated by reference to Exhibit h(2) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession # 0001036050-99-000715) on April 1, 1999.

(3) Sub-Administration Agreement between Morgan Stanley Asset Management Inc. and Chase Global Funds Services Company is incorporated by reference to Exhibit h(3) to Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A (File Nos.

333-0313 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-99-000128) on January 29, 1999.

(4) Sub-Administration Agreement between Miller Anderson & Sherrerd, LLP and Chase Global Funds Services Company is incorporated by reference to Exhibit
(h)(4) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession # 0001036050-99-000715) on April 1, 1999.

(i) Opinion of Counsel is incorporated by reference to Exhibit (i) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

(j) Consent of PricewaterhouseCoopers LLP (formerly, Price Waterhouse, LLP), Independent Accountants is incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

(k) Not applicable.

(l) Not applicable.

(m) Not applicable.

(n) Not applicable.

(o) Not applicable.

(p) Code of Ethics is incorporated by reference to Exhibit(p) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

(q) Powers of Attorney are incorporated by reference to Exhibit(q) to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File Nos. 333-3013 and 811-7607), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-00-000607) on April 12, 2000.

Item. 24. Persons Controlled by or Under Common Control with Registrant

As of April 14, 2000 Morgan Stanley Dean Witter & Co. ("MSDW"), a Delaware corporation located at 1585 Broadway, New York, New York 10036, owned of record 64% of the outstanding voting securities of the Mid Cap Growth Portfolio and 87% of the Active International Portfolio. MSDW will vote shares of the Portfolios that it owns in the same proportion as shares of the Portfolios are voted by insurance companies. Insurance companies vote shares of the Portfolios held in their separate accounts in accordance with voting instructions of their variable annuity contract and variable life insurance policy owners. Accordingly, MSDW is not viewed as in control of the Portfolios and therefore MSDW's affiliates are not viewed as under common control with the Portfolios.

Item 25. Indemnification

Reference is made to Article Seven of the Registrant's Articles of Incorporation which is incorporated by reference herein:

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Advisers

Reference is made to the caption "Management of the Fund--Investment Advisers" in the Prospectuses constituting Part A which is incorporated by reference to this Registration Statement and "Management of the Fund" in the Statement of Additional Information constituting Part B which is incorporated by reference to this Registration Statement.

Morgan Stanley Investment Management Inc. (Formerly Morgan Stanley Dean Witter Investment Management Inc.) ("MSIM")

Listed below are the officers and Directors of MSIM:

Name and Position with MSDW
Investment Management Inc.            Name of Other Company               Position with Other Company
Barton M. Biggs                       Morgan Stanley & Co.                Managing Director
Chairman, Director and Managing       Incorporated
Director

Richard B. Worley,                    Miller Anderson & Sherrerd, LLP     Portfolio Manager and Executive
President, Director, Managing                                             Committee Member
Director  and Member of Executive
Committee

                                      MAS Fund Distribution, Inc.         Registered Representative

                                      Morgan Stanley & Co. Incorporated   Managing Director

Harold J. Schaaff, Jr.                Morgan Stanley & Co. Incorporated   Managing Director
Managing Director

Name and Position with MSDW
Investment Management Inc.            Name of Other Company               Position with Other Company
Managing Director                     Incorporated

Donald P. Ryan                        Morgan Stanley & Co. Incorporated   Principal
Compliance Officer and Principal

Alexander C. Frank                    Morgan Stanley & Co. Incorporated   Managing Director
Treasurer

Marna C. Whittington                  Miller Anderson & Sherrerd, LLP     Executive
Committee Member
Chief Operating Officer, Managing
Director and Member of Executive
Committee

Peter D. Caldecott                    Morgan Stanley Dean Witter          Managing Director
Managing Director and Member of       Investment Management Limited
Executive Committee

Thomas L. Bennett                     Morgan Stanley & Co. Incorporated   Managing Director
Member of Executive Committee and
Portfolio Manager

                                      MAS Fund Distribution, Inc.         Director

                                      Miller Anderson & Sherrerd, LLP     Portfolio Manager and Executive
                                                                          Committee Member

Alan E. Goldberg                      Morgan Stanley & Co. Incorporated   Managing Director
Member of Executive Committee

In addition, MSIM acts as investment adviser or sub-adviser to the following registered investment companies: CIGNA Charter Funds - Large Company Stock Growth Fund; Fifth Third Funds - International Equity Fund; The Latin American Discovery Fund, Inc.; The Malaysia Fund, Inc.; Morgan Stanley Dean Witter Africa Investment Fund, Inc.; Morgan Stanley Dean Witter Asia-Pacific Fund, Inc.; Morgan Stanley Dean Witter Emerging Markets Debt Fund, Inc.; Morgan Stanley Dean Witter Emerging Markets Fund, Inc.; Morgan Stanley Dean Witter Global Opportunity Bond Fund, Inc.; Morgan Stanley Dean Witter High Yield Fund, Inc.; Morgan Stanley Dean Witter Eastern Europe Fund, Inc. (formerly, Morgan Stanley Russia and New Europe Fund, Inc.); Morgan Stanley Dean Witter India Investment Fund, Inc.; certain portfolios of Morgan Stanley Dean Witter Universal Funds, Inc.; Morgan Stanley Dean Witter Strategic

Adviser Fund, Inc.; The Pakistan Investment Fund, Inc.; The Thai Fund, Inc.; The Turkish Investment Fund, Inc.; Aggressive Growth and Asset Allocation Accounts of Principal Variable Contracts Fund, Inc.; Principal Partners Aggressive Growth Fund, Inc.; Sun America Series Trust - International Diversified Equities Portfolio; Sun America Series Trust - Worldwide High Income Portfolio; Fortis Series Fund, Inc. - Global Asset Allocation Series; Morgan Stanley Dean Witter International Fund; Morgan Stanley Dean Witter International Small Cap Fund; Morgan Stanley Dean Witter Pacific Growth Fund, Inc.; Morgan Stanley Dean Witter Real Estate Fund; Morgan Stanley Dean Witter Variable Investment Series - Pacific Growth Portfolio; Morgan Stanley Dean Witter Japan Fund, Inc.; Morgan Stanley Dean Witter European Growth Fund Inc.; Morgan Stanley Dean Witter Variable Investment Series - European Growth Portfolio; Morgan Stanley Dean Witter Growth Fund; Morgan Stanley Dean Witter Select Dimensions Investment Series, - The Growth Portfolio; Endeavor Series Trust - Endeavor Money Market Portfolio; Endeavor Series Trust - Endeavor Asset Allocation Portfolio; EQ Advisors Trust - Morgan Stanley Emerging Markets Equity Portfolio; John Hancock Variable Series Trust I - Emerging Markets Equity Portfolio; LSA Variable Series Trust - Focused Equity Fund; Manufacturers Investment Trust - Global Equity Trust; New England Zenith Fund-Morgan Stanley International Magnum Equity Series; North American Funds -Global Equity Fund; North American Funds -International Equity Fund; Pacific Select Fund - The International Portfolio; Pacific Select Fund - Real Estate Investment Trust ("REIT") Portfolio, Phoenix Edge Series Fund - Morgan Stanley Focus Equity Series; SEI Institutional International Trust - Emerging Markets Equity Portfolio; Van Kampen World Portfolio Series Trust - Global Government Securities Fund; Van Kampen Life Investment Trust - Global Equity Portfolio; Van Kampen Life Investment Trust - Morgan Stanley Real Estate Securities Portfolio; Van Kampen Global Managed Assets Fund; Van Kampen Real Estate Securities Fund; certain portfolios of the Van Kampen Series Fund, Inc.

During the last two fiscal years, no director or officer of Morgan Stanley Dean Witter Advisors, Inc., the Registrant's Investment Sub-Advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27. Principal Underwriters

Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for The Universal Institutional Funds, Inc., Morgan Stanley Dean Witter Institutional Fund, Inc. and The Strategic Adviser Fund, Inc.

Provide the information with respect to each director, officer or partner of each principal underwriter named in answer to Item 27.

Name and Position and Principal        Position and Offices with
Business Offices with Address*         Principal Underwriter               Position with Registrant
Barton M. Biggs                        Director                            Chairman and Director

Bruce D. Fiedorek                      Director and Vice Chairman

Mario Francescatti                     Director

Name and Position and Principal        Position and Offices with
Business Offices with Address*         Principal Underwriter               Position with Registrant
Peter F. Karches                       Director, President and Chief
                                       Operating Officer

John J. Mack  Director                 Director

Robert A. Metzler                      Director

Stephan F. Newhouse                    Director and Vice Chairman

Ralph L. Pellecchio                    General Counsel and Secretary

Joseph R. Perella                      Director

Philip J. Purcell                      Director

John H. Schaefer                       Director

Robert G. Scott                        Director and Chief Financial
                                       Officer

John S. Wadsworth, Jr.                 Director

Sir David Alan Walker                  Director

Alexander C. Frank                     Treasurer

*Morgan Stanley & Co. Incorporated 1585 Broadway New York, NY  10036

Item 28. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of the Registrant; Registrant's Transfer Agent, J.P. Morgan Investor Services Co. (formerly Chase Global Funds Services Company), 3 Chase MetroTech Center Brooklyn, NY 11245; and the Registrant's custodian banks, including sub-custodians.

Item 29. Management Services

Each of MSIM Exhibit h(3) to Post-Effective Amendment No. 7 and Exhibit (h)(4) to Post-Effective Amendment No. 8, respectively and MAS have entered into Sub-Administration Agreements with J.P. Morgan Investor Services Co. (formerly Chase Global Funds Services Company) ("J.P. Morgan")(filed as Exhibit Nos. 9(c) and 9(d) to Pre-Effective Amendment No.1 to the Registration Statement) pursuant to which J.P. Morgan will provide fund administration, fund accounting and transfer agency services to specified Portfolios of the Registrant.

Item 30. Undertakings

Not Applicable.

Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the 1940 Act inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's annual report to shareholders, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on February 15, 2002.

                                        THE UNIVERSAL INstitutional FundS, INC.

                                        By:/s/ Ronald E. Robison
                                           ---------------------
                                        Title:

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 15th of February, 2002.

              Signature                              Title                                 Date
              ---------                              -----                                 ----
/s/ Ronald E. Robinson                             President                               February 15, 2002
----------------------
Ronald E. Robison

/s/ Barton M. Biggs                           Chairman and Trustee                         February 15, 2002
------------------------
Barton M. Biggs

/s/ John D. Barrett                                 Trustee                                February 15, 2002
--------------------------
John D. Barrett

/s/ Gerard E. Jones                                 Trustee                                February 15, 2002
-------------------------
Gerard E. Jones

/s/ Joseph J. Kearns                                Trustee                                February 15, 2002
--------------------------
Joseph J. Kearns

/s/ Vincent R. McLean                               Trustee                                February 15, 2002
----------------------
Vincent R. McLean

/s/Oscar Morong                                     Trustee                                February 15, 2002
-------------------------
Oscar Morong

/s/ William G. Morton                              President                               February 15, 2002
----------------------
William G. Morton

              Signature                              Title                                 Date
              ---------                              -----                                 ----
/s/ Michael Nugent                                 Treasurer                               February 15, 2002
------------------------
Michael Nugent

/s/Fergus Reid                                      Trustee                                February 15, 2002
---------------------------
Fergus Reid

By:/s/ Ronald E. Robison
       -----------------

                                  EXHIBIT INDEX

EX-99(a)(9) Articles of Amendment to Articles of Incorporation (adding the "Capital Preservation Portfolio").

EX-99(d)(9) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Investment LP (formerly known as Miller Anderson & Sherrerd) (adding "Capital Preservation Portfolio").

Ex-99(d)(10) Sub-Advisory Agreement (relating to the Capital Preservation Portfolio) between Morgan Stanley Investment Management Inc. and Dwight Asset Management Company.